Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MFS SERIES TRUST I
Entity Central Index Key	0000798244
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
C000206004 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® U.S. Government Cash Reserve Fund
Class Name	Class R6
Trading Symbol	CRRXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Net Assets	$ 452,589,287
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 1,816,061	[1]
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 8/31/26
Net Assets ($):	452,589,287	Total Management Fee ($)#:	$1,816,061
Total Number of Holdings:	23
# Includes the effect of any management fee waivers, if applicable.
Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	63.5%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	36.5%
Composition including fixed income credit quality
A-1+	51.4%
A-1	48.6%
Maturity breakdown
0 - 7 days	44.4%
8 - 29 days	7.0%
30 - 59 days	30.1%
60 - 89 days	9.3%
90 - 365 days	9.2%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

Credit Ratings Selection [Text Block]
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

C000002188 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® U.S. Government Cash Reserve Fund
Class Name	Class R4
Trading Symbol	CRKXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Net Assets	$ 452,589,287
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 1,816,061	[2]
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 8/31/26
Net Assets ($):	452,589,287	Total Management Fee ($)#:	$1,816,061
Total Number of Holdings:	23
# Includes the effect of any management fee waivers, if applicable.
Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	63.5%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	36.5%
Composition including fixed income credit quality
A-1+	51.4%
A-1	48.6%
Maturity breakdown
0 - 7 days	44.4%
8 - 29 days	7.0%
30 - 59 days	30.1%
60 - 89 days	9.3%
90 - 365 days	9.2%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

Credit Ratings Selection [Text Block]
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

C000002187 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® U.S. Government Cash Reserve Fund
Class Name	Class R3
Trading Symbol	CRJXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Net Assets	$ 452,589,287
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 1,816,061	[3]
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 8/31/26
Net Assets ($):	452,589,287	Total Management Fee ($)#:	$1,816,061
Total Number of Holdings:	23
# Includes the effect of any management fee waivers, if applicable.
Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	63.5%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	36.5%
Composition including fixed income credit quality
A-1+	51.4%
A-1	48.6%
Maturity breakdown
0 - 7 days	44.4%
8 - 29 days	7.0%
30 - 59 days	30.1%
60 - 89 days	9.3%
90 - 365 days	9.2%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

Credit Ratings Selection [Text Block]
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

C000002186 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® U.S. Government Cash Reserve Fund
Class Name	Class R2
Trading Symbol	CRMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Net Assets	$ 452,589,287
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 1,816,061	[4]
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 8/31/26
Net Assets ($):	452,589,287	Total Management Fee ($)#:	$1,816,061
Total Number of Holdings:	23
# Includes the effect of any management fee waivers, if applicable.
Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	63.5%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	36.5%
Composition including fixed income credit quality
A-1+	51.4%
A-1	48.6%
Maturity breakdown
0 - 7 days	44.4%
8 - 29 days	7.0%
30 - 59 days	30.1%
60 - 89 days	9.3%
90 - 365 days	9.2%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

Credit Ratings Selection [Text Block]
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

C000002184 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® U.S. Government Cash Reserve Fund
Class Name	Class R1
Trading Symbol	CRVXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Net Assets	$ 452,589,287
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 1,816,061	[5]
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 8/31/26
Net Assets ($):	452,589,287	Total Management Fee ($)#:	$1,816,061
Total Number of Holdings:	23
# Includes the effect of any management fee waivers, if applicable.
Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	63.5%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	36.5%
Composition including fixed income credit quality
A-1+	51.4%
A-1	48.6%
Maturity breakdown
0 - 7 days	44.4%
8 - 29 days	7.0%
30 - 59 days	30.1%
60 - 89 days	9.3%
90 - 365 days	9.2%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

Credit Ratings Selection [Text Block]
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

C000206005 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® U.S. Government Cash Reserve Fund
Class Name	Class I
Trading Symbol	CRHXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Net Assets	$ 452,589,287
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 1,816,061	[6]
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 8/31/26
Net Assets ($):	452,589,287	Total Management Fee ($)#:	$1,816,061
Total Number of Holdings:	23
# Includes the effect of any management fee waivers, if applicable.
Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	63.5%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	36.5%
Composition including fixed income credit quality
A-1+	51.4%
A-1	48.6%
Maturity breakdown
0 - 7 days	44.4%
8 - 29 days	7.0%
30 - 59 days	30.1%
60 - 89 days	9.3%
90 - 365 days	9.2%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

Credit Ratings Selection [Text Block]
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

C000002183 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® U.S. Government Cash Reserve Fund
Class Name	Class C
Trading Symbol	MCCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Net Assets	$ 452,589,287
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 1,816,061	[7]
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 8/31/26
Net Assets ($):	452,589,287	Total Management Fee ($)#:	$1,816,061
Total Number of Holdings:	23
# Includes the effect of any management fee waivers, if applicable.
Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	63.5%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	36.5%
Composition including fixed income credit quality
A-1+	51.4%
A-1	48.6%
Maturity breakdown
0 - 7 days	44.4%
8 - 29 days	7.0%
30 - 59 days	30.1%
60 - 89 days	9.3%
90 - 365 days	9.2%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

Credit Ratings Selection [Text Block]
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

C000002182 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® U.S. Government Cash Reserve Fund
Class Name	Class B
Trading Symbol	MCRXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Net Assets	$ 452,589,287
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 1,816,061	[8]
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 8/31/26
Net Assets ($):	452,589,287	Total Management Fee ($)#:	$1,816,061
Total Number of Holdings:	23
# Includes the effect of any management fee waivers, if applicable.
Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	63.5%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	36.5%
Composition including fixed income credit quality
A-1+	51.4%
A-1	48.6%
Maturity breakdown
0 - 7 days	44.4%
8 - 29 days	7.0%
30 - 59 days	30.1%
60 - 89 days	9.3%
90 - 365 days	9.2%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

Credit Ratings Selection [Text Block]
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

C000002179 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® U.S. Government Cash Reserve Fund
Class Name	Class A
Trading Symbol	MSRXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Net Assets	$ 452,589,287
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 1,816,061	[9]
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 8/31/26
Net Assets ($):	452,589,287	Total Management Fee ($)#:	$1,816,061
Total Number of Holdings:	23
# Includes the effect of any management fee waivers, if applicable.
Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	63.5%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	36.5%
Composition including fixed income credit quality
A-1+	51.4%
A-1	48.6%
Maturity breakdown
0 - 7 days	44.4%
8 - 29 days	7.0%
30 - 59 days	30.1%
60 - 89 days	9.3%
90 - 365 days	9.2%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

Credit Ratings Selection [Text Block]
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

C000002190 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Core Equity Fund
Class Name	Class A
Trading Symbol	MRGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$93	0.87%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class A shares of the MFS Core Equity Fund (fund) provided a total return of 14.93%, at net asset value. This compares with a return of 20.10% for the fund’s benchmark, the Russell 3000® Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Russell 3000® Index:
    Stock selection within both the consumer cyclicals and health care sectors benefited the fund's relative performance.
    Stock selection within the financial services sector further supported relative returns.
  Top detractors from performance relative to the Russell 3000® Index:
    Stock selection within the technology sector weighed on the fund's relative performance.
    Stock selection within the capital goods, communication services, and consumer staples sectors also held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	14.93%	9.57%	13.97%
A with initial sales charge (5.75%)	8.32%	8.28%	13.29%
Comparative Benchmark(s)
Russell 3000® Index ∆	20.10%	11.80%	14.84%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 6,509,449,817
Holdings Count | Holding	173
Advisory Fees Paid, Amount	$ 32,783,354	[10]
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	6,509,449,817	Total Management Fee ($)#:	32,783,354
Total Number of Holdings:	173	Portfolio Turnover Rate (%):	57
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Global equity sectors
Technology	35.0%
Financial Services	13.2%
Capital Goods	12.7%
Health Care	10.9%
Consumer Cyclicals	9.5%
Communication Services	9.2%
Energy	6.3%
Consumer Staples	2.7%
Top ten holdings
NVIDIA Corp.	7.4%
Microsoft Corp.	5.6%
Apple, Inc.	5.5%
Amazon.com, Inc.	4.7%
Alphabet, Inc., "A"	4.7%
Broadcom, Inc.	3.5%
Meta Platforms, Inc., "A"	2.1%
JPMorgan Chase & Co.	1.9%
Pfizer, Inc.	1.8%
Gilead Sciences, Inc.	1.8%

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	7.4%
Microsoft Corp.	5.6%
Apple, Inc.	5.5%
Amazon.com, Inc.	4.7%
Alphabet, Inc., "A"	4.7%
Broadcom, Inc.	3.5%
Meta Platforms, Inc., "A"	2.1%
JPMorgan Chase & Co.	1.9%
Pfizer, Inc.	1.8%
Gilead Sciences, Inc.	1.8%

C000002192 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Core Equity Fund
Class Name	Class B
Trading Symbol	MRGBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$173	1.62%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class B shares of the MFS Core Equity Fund (fund) provided a total return of 14.10%, at net asset value. This compares with a return of 20.10% for the fund’s benchmark, the Russell 3000® Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Russell 3000® Index:
    Stock selection within both the consumer cyclicals and health care sectors benefited the fund's relative performance.
    Stock selection within the financial services sector further supported relative returns.
  Top detractors from performance relative to the Russell 3000® Index:
    Stock selection within the technology sector weighed on the fund's relative performance.
    Stock selection within the capital goods, communication services, and consumer staples sectors also held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	14.10%	8.76%	13.11%
B with CDSC (declining over six years from 4% to 0%)×	10.19%	8.47%	13.11%
Comparative Benchmark(s)
Russell 3000® Index ∆	20.10%	11.80%	14.84%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 6,509,449,817
Holdings Count | Holding	173
Advisory Fees Paid, Amount	$ 32,783,354	[11]
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	6,509,449,817	Total Management Fee ($)#:	32,783,354
Total Number of Holdings:	173	Portfolio Turnover Rate (%):	57
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Global equity sectors
Technology	35.0%
Financial Services	13.2%
Capital Goods	12.7%
Health Care	10.9%
Consumer Cyclicals	9.5%
Communication Services	9.2%
Energy	6.3%
Consumer Staples	2.7%
Top ten holdings
NVIDIA Corp.	7.4%
Microsoft Corp.	5.6%
Apple, Inc.	5.5%
Amazon.com, Inc.	4.7%
Alphabet, Inc., "A"	4.7%
Broadcom, Inc.	3.5%
Meta Platforms, Inc., "A"	2.1%
JPMorgan Chase & Co.	1.9%
Pfizer, Inc.	1.8%
Gilead Sciences, Inc.	1.8%

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	7.4%
Microsoft Corp.	5.6%
Apple, Inc.	5.5%
Amazon.com, Inc.	4.7%
Alphabet, Inc., "A"	4.7%
Broadcom, Inc.	3.5%
Meta Platforms, Inc., "A"	2.1%
JPMorgan Chase & Co.	1.9%
Pfizer, Inc.	1.8%
Gilead Sciences, Inc.	1.8%

C000002193 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Core Equity Fund
Class Name	Class C
Trading Symbol	MRGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$173	1.62%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class C shares of the MFS Core Equity Fund (fund) provided a total return of 14.06%, at net asset value. This compares with a return of 20.10% for the fund’s benchmark, the Russell 3000® Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Russell 3000® Index:
    Stock selection within both the consumer cyclicals and health care sectors benefited the fund's relative performance.
    Stock selection within the financial services sector further supported relative returns.
  Top detractors from performance relative to the Russell 3000® Index:
    Stock selection within the technology sector weighed on the fund's relative performance.
    Stock selection within the capital goods, communication services, and consumer staples sectors also held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	14.06%	8.75%	13.11%
C with CDSC (1% for 12 months)×	13.09%	8.75%	13.11%
Comparative Benchmark(s)
Russell 3000® Index ∆	20.10%	11.80%	14.84%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 6,509,449,817
Holdings Count | Holding	173
Advisory Fees Paid, Amount	$ 32,783,354	[12]
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	6,509,449,817	Total Management Fee ($)#:	32,783,354
Total Number of Holdings:	173	Portfolio Turnover Rate (%):	57
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Global equity sectors
Technology	35.0%
Financial Services	13.2%
Capital Goods	12.7%
Health Care	10.9%
Consumer Cyclicals	9.5%
Communication Services	9.2%
Energy	6.3%
Consumer Staples	2.7%
Top ten holdings
NVIDIA Corp.	7.4%
Microsoft Corp.	5.6%
Apple, Inc.	5.5%
Amazon.com, Inc.	4.7%
Alphabet, Inc., "A"	4.7%
Broadcom, Inc.	3.5%
Meta Platforms, Inc., "A"	2.1%
JPMorgan Chase & Co.	1.9%
Pfizer, Inc.	1.8%
Gilead Sciences, Inc.	1.8%

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	7.4%
Microsoft Corp.	5.6%
Apple, Inc.	5.5%
Amazon.com, Inc.	4.7%
Alphabet, Inc., "A"	4.7%
Broadcom, Inc.	3.5%
Meta Platforms, Inc., "A"	2.1%
JPMorgan Chase & Co.	1.9%
Pfizer, Inc.	1.8%
Gilead Sciences, Inc.	1.8%

C000002194 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Core Equity Fund
Class Name	Class I
Trading Symbol	MRGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$67	0.62%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class I shares of the MFS Core Equity Fund (fund) provided a total return of 15.21%, at net asset value. This compares with a return of 20.10% for the fund’s benchmark, the Russell 3000® Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Russell 3000® Index:
    Stock selection within both the consumer cyclicals and health care sectors benefited the fund's relative performance.
    Stock selection within the financial services sector further supported relative returns.
  Top detractors from performance relative to the Russell 3000® Index:
    Stock selection within the technology sector weighed on the fund's relative performance.
    Stock selection within the capital goods, communication services, and consumer staples sectors also held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	15.21%	9.85%	14.25%
Comparative Benchmark(s)
Russell 3000® Index ∆	20.10%	11.80%	14.84%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 6,509,449,817
Holdings Count | Holding	173
Advisory Fees Paid, Amount	$ 32,783,354	[13]
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	6,509,449,817	Total Management Fee ($)#:	32,783,354
Total Number of Holdings:	173	Portfolio Turnover Rate (%):	57
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Global equity sectors
Technology	35.0%
Financial Services	13.2%
Capital Goods	12.7%
Health Care	10.9%
Consumer Cyclicals	9.5%
Communication Services	9.2%
Energy	6.3%
Consumer Staples	2.7%
Top ten holdings
NVIDIA Corp.	7.4%
Microsoft Corp.	5.6%
Apple, Inc.	5.5%
Amazon.com, Inc.	4.7%
Alphabet, Inc., "A"	4.7%
Broadcom, Inc.	3.5%
Meta Platforms, Inc., "A"	2.1%
JPMorgan Chase & Co.	1.9%
Pfizer, Inc.	1.8%
Gilead Sciences, Inc.	1.8%

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	7.4%
Microsoft Corp.	5.6%
Apple, Inc.	5.5%
Amazon.com, Inc.	4.7%
Alphabet, Inc., "A"	4.7%
Broadcom, Inc.	3.5%
Meta Platforms, Inc., "A"	2.1%
JPMorgan Chase & Co.	1.9%
Pfizer, Inc.	1.8%
Gilead Sciences, Inc.	1.8%

C000002196 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Core Equity Fund
Class Name	Class R1
Trading Symbol	MRGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$173	1.62%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R1 shares of the MFS Core Equity Fund (fund) provided a total return of 14.09%, at net asset value. This compares with a return of 20.10% for the fund’s benchmark, the Russell 3000® Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Russell 3000® Index:
    Stock selection within both the consumer cyclicals and health care sectors benefited the fund's relative performance.
    Stock selection within the financial services sector further supported relative returns.
  Top detractors from performance relative to the Russell 3000® Index:
    Stock selection within the technology sector weighed on the fund's relative performance.
    Stock selection within the capital goods, communication services, and consumer staples sectors also held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	14.09%	8.76%	13.11%
Comparative Benchmark(s)
Russell 3000® Index ∆	20.10%	11.80%	14.84%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 6,509,449,817
Holdings Count | Holding	173
Advisory Fees Paid, Amount	$ 32,783,354	[14]
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	6,509,449,817	Total Management Fee ($)#:	32,783,354
Total Number of Holdings:	173	Portfolio Turnover Rate (%):	57
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Global equity sectors
Technology	35.0%
Financial Services	13.2%
Capital Goods	12.7%
Health Care	10.9%
Consumer Cyclicals	9.5%
Communication Services	9.2%
Energy	6.3%
Consumer Staples	2.7%
Top ten holdings
NVIDIA Corp.	7.4%
Microsoft Corp.	5.6%
Apple, Inc.	5.5%
Amazon.com, Inc.	4.7%
Alphabet, Inc., "A"	4.7%
Broadcom, Inc.	3.5%
Meta Platforms, Inc., "A"	2.1%
JPMorgan Chase & Co.	1.9%
Pfizer, Inc.	1.8%
Gilead Sciences, Inc.	1.8%

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	7.4%
Microsoft Corp.	5.6%
Apple, Inc.	5.5%
Amazon.com, Inc.	4.7%
Alphabet, Inc., "A"	4.7%
Broadcom, Inc.	3.5%
Meta Platforms, Inc., "A"	2.1%
JPMorgan Chase & Co.	1.9%
Pfizer, Inc.	1.8%
Gilead Sciences, Inc.	1.8%

C000002198 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Core Equity Fund
Class Name	Class R2
Trading Symbol	MRERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$120	1.12%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R2 shares of the MFS Core Equity Fund (fund) provided a total return of 14.64%, at net asset value. This compares with a return of 20.10% for the fund’s benchmark, the Russell 3000® Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Russell 3000® Index:
    Stock selection within both the consumer cyclicals and health care sectors benefited the fund's relative performance.
    Stock selection within the financial services sector further supported relative returns.
  Top detractors from performance relative to the Russell 3000® Index:
    Stock selection within the technology sector weighed on the fund's relative performance.
    Stock selection within the capital goods, communication services, and consumer staples sectors also held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	14.64%	9.31%	13.69%
Comparative Benchmark(s)
Russell 3000® Index ∆	20.10%	11.80%	14.84%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 6,509,449,817
Holdings Count | Holding	173
Advisory Fees Paid, Amount	$ 32,783,354	[15]
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	6,509,449,817	Total Management Fee ($)#:	32,783,354
Total Number of Holdings:	173	Portfolio Turnover Rate (%):	57
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Global equity sectors
Technology	35.0%
Financial Services	13.2%
Capital Goods	12.7%
Health Care	10.9%
Consumer Cyclicals	9.5%
Communication Services	9.2%
Energy	6.3%
Consumer Staples	2.7%
Top ten holdings
NVIDIA Corp.	7.4%
Microsoft Corp.	5.6%
Apple, Inc.	5.5%
Amazon.com, Inc.	4.7%
Alphabet, Inc., "A"	4.7%
Broadcom, Inc.	3.5%
Meta Platforms, Inc., "A"	2.1%
JPMorgan Chase & Co.	1.9%
Pfizer, Inc.	1.8%
Gilead Sciences, Inc.	1.8%

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	7.4%
Microsoft Corp.	5.6%
Apple, Inc.	5.5%
Amazon.com, Inc.	4.7%
Alphabet, Inc., "A"	4.7%
Broadcom, Inc.	3.5%
Meta Platforms, Inc., "A"	2.1%
JPMorgan Chase & Co.	1.9%
Pfizer, Inc.	1.8%
Gilead Sciences, Inc.	1.8%

C000002199 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Core Equity Fund
Class Name	Class R3
Trading Symbol	MRGHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$93	0.87%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R3 shares of the MFS Core Equity Fund (fund) provided a total return of 14.93%, at net asset value. This compares with a return of 20.10% for the fund’s benchmark, the Russell 3000® Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Russell 3000® Index:
    Stock selection within both the consumer cyclicals and health care sectors benefited the fund's relative performance.
    Stock selection within the financial services sector further supported relative returns.
  Top detractors from performance relative to the Russell 3000® Index:
    Stock selection within the technology sector weighed on the fund's relative performance.
    Stock selection within the capital goods, communication services, and consumer staples sectors also held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	14.93%	9.58%	13.96%
Comparative Benchmark(s)
Russell 3000® Index ∆	20.10%	11.80%	14.84%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 6,509,449,817
Holdings Count | Holding	173
Advisory Fees Paid, Amount	$ 32,783,354	[16]
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	6,509,449,817	Total Management Fee ($)#:	32,783,354
Total Number of Holdings:	173	Portfolio Turnover Rate (%):	57
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Global equity sectors
Technology	35.0%
Financial Services	13.2%
Capital Goods	12.7%
Health Care	10.9%
Consumer Cyclicals	9.5%
Communication Services	9.2%
Energy	6.3%
Consumer Staples	2.7%
Top ten holdings
NVIDIA Corp.	7.4%
Microsoft Corp.	5.6%
Apple, Inc.	5.5%
Amazon.com, Inc.	4.7%
Alphabet, Inc., "A"	4.7%
Broadcom, Inc.	3.5%
Meta Platforms, Inc., "A"	2.1%
JPMorgan Chase & Co.	1.9%
Pfizer, Inc.	1.8%
Gilead Sciences, Inc.	1.8%

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	7.4%
Microsoft Corp.	5.6%
Apple, Inc.	5.5%
Amazon.com, Inc.	4.7%
Alphabet, Inc., "A"	4.7%
Broadcom, Inc.	3.5%
Meta Platforms, Inc., "A"	2.1%
JPMorgan Chase & Co.	1.9%
Pfizer, Inc.	1.8%
Gilead Sciences, Inc.	1.8%

C000002191 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Core Equity Fund
Class Name	Class R4
Trading Symbol	MRGJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$67	0.62%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R4 shares of the MFS Core Equity Fund (fund) provided a total return of 15.22%, at net asset value. This compares with a return of 20.10% for the fund’s benchmark, the Russell 3000® Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Russell 3000® Index:
    Stock selection within both the consumer cyclicals and health care sectors benefited the fund's relative performance.
    Stock selection within the financial services sector further supported relative returns.
  Top detractors from performance relative to the Russell 3000® Index:
    Stock selection within the technology sector weighed on the fund's relative performance.
    Stock selection within the capital goods, communication services, and consumer staples sectors also held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	15.22%	9.85%	14.25%
Comparative Benchmark(s)
Russell 3000® Index ∆	20.10%	11.80%	14.84%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 6,509,449,817
Holdings Count | Holding	173
Advisory Fees Paid, Amount	$ 32,783,354	[17]
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	6,509,449,817	Total Management Fee ($)#:	32,783,354
Total Number of Holdings:	173	Portfolio Turnover Rate (%):	57
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Global equity sectors
Technology	35.0%
Financial Services	13.2%
Capital Goods	12.7%
Health Care	10.9%
Consumer Cyclicals	9.5%
Communication Services	9.2%
Energy	6.3%
Consumer Staples	2.7%
Top ten holdings
NVIDIA Corp.	7.4%
Microsoft Corp.	5.6%
Apple, Inc.	5.5%
Amazon.com, Inc.	4.7%
Alphabet, Inc., "A"	4.7%
Broadcom, Inc.	3.5%
Meta Platforms, Inc., "A"	2.1%
JPMorgan Chase & Co.	1.9%
Pfizer, Inc.	1.8%
Gilead Sciences, Inc.	1.8%

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	7.4%
Microsoft Corp.	5.6%
Apple, Inc.	5.5%
Amazon.com, Inc.	4.7%
Alphabet, Inc., "A"	4.7%
Broadcom, Inc.	3.5%
Meta Platforms, Inc., "A"	2.1%
JPMorgan Chase & Co.	1.9%
Pfizer, Inc.	1.8%
Gilead Sciences, Inc.	1.8%

C000124424 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Core Equity Fund
Class Name	Class R6
Trading Symbol	MRGKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$58	0.54%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R6 shares of the MFS Core Equity Fund (fund) provided a total return of 15.33%, at net asset value. This compares with a return of 20.10% for the fund’s benchmark, the Russell 3000® Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Russell 3000® Index:
    Stock selection within both the consumer cyclicals and health care sectors benefited the fund's relative performance.
    Stock selection within the financial services sector further supported relative returns.
  Top detractors from performance relative to the Russell 3000® Index:
    Stock selection within the technology sector weighed on the fund's relative performance.
    Stock selection within the capital goods, communication services, and consumer staples sectors also held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	15.33%	9.94%	14.34%
Comparative Benchmark(s)
Russell 3000® Index ∆	20.10%	11.80%	14.84%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 6,509,449,817
Holdings Count | Holding	173
Advisory Fees Paid, Amount	$ 32,783,354	[18]
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	6,509,449,817	Total Management Fee ($)#:	32,783,354
Total Number of Holdings:	173	Portfolio Turnover Rate (%):	57
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Global equity sectors
Technology	35.0%
Financial Services	13.2%
Capital Goods	12.7%
Health Care	10.9%
Consumer Cyclicals	9.5%
Communication Services	9.2%
Energy	6.3%
Consumer Staples	2.7%
Top ten holdings
NVIDIA Corp.	7.4%
Microsoft Corp.	5.6%
Apple, Inc.	5.5%
Amazon.com, Inc.	4.7%
Alphabet, Inc., "A"	4.7%
Broadcom, Inc.	3.5%
Meta Platforms, Inc., "A"	2.1%
JPMorgan Chase & Co.	1.9%
Pfizer, Inc.	1.8%
Gilead Sciences, Inc.	1.8%

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	7.4%
Microsoft Corp.	5.6%
Apple, Inc.	5.5%
Amazon.com, Inc.	4.7%
Alphabet, Inc., "A"	4.7%
Broadcom, Inc.	3.5%
Meta Platforms, Inc., "A"	2.1%
JPMorgan Chase & Co.	1.9%
Pfizer, Inc.	1.8%
Gilead Sciences, Inc.	1.8%

C000075013 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New Discovery Fund
Class Name	Class R6
Trading Symbol	MNDKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$94	0.85%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R6 shares of the MFS New Discovery Fund (fund) provided a total return of 22.28%, at net asset value. This compares with a return of 20.10% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Growth Index, generated a return of 23.25%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Russell 2000® Growth Index:
    Stock selection within the information technology sector supported the fund's relative performance.
  Top detractors from performance relative to the Russell 2000® Growth Index:
    Stock selection within both the consumer discretionary and industrials sectors weighed on relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	22.28%	0.37%	11.53%
Comparative Benchmark(s)
Russell 3000® Index ∆	20.10%	11.80%	14.84%
Russell 2000® Growth Index ∆	23.25%	5.04%	10.66%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 2,140,841,934
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 17,475,466	[19]
Investment Company Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	2,140,841,934	Total Management Fee ($)#:	17,475,466
Total Number of Holdings:	118	Portfolio Turnover Rate (%):	95
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	93.9%
Money Market Funds	6.1%
Equity sectors
Health Care	31.4%
Industrials	20.3%
Information Technology	16.2%
Materials	5.9%
Consumer Discretionary	5.4%
Financials	4.8%
Energy	4.3%
Consumer Staples	2.7%
Real Estate	2.6%
Communication Services	0.3%
Top ten holdings
CACI International, Inc., "A"	2.5%
Ligand Pharmaceuticals, Inc.	2.3%
Merit Medical Systems, Inc.	2.1%
Charles River Laboratories International, Inc.	2.0%
Chefs' Warehouse, Inc.	1.9%
Waystar Holding Corp.	1.7%
Moog, Inc., "A"	1.6%
Advanced Energy Industries, Inc.	1.6%
SSR Mining, Inc.	1.6%
Element Solutions, Inc.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
CACI International, Inc., "A"	2.5%
Ligand Pharmaceuticals, Inc.	2.3%
Merit Medical Systems, Inc.	2.1%
Charles River Laboratories International, Inc.	2.0%
Chefs' Warehouse, Inc.	1.9%
Waystar Holding Corp.	1.7%
Moog, Inc., "A"	1.6%
Advanced Energy Industries, Inc.	1.6%
SSR Mining, Inc.	1.6%
Element Solutions, Inc.	1.6%

C000002211 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New Discovery Fund
Class Name	Class R4
Trading Symbol	MNDJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$107	0.96%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R4 shares of the MFS New Discovery Fund (fund) provided a total return of 22.15%, at net asset value. This compares with a return of 20.10% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Growth Index, generated a return of 23.25%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Russell 2000® Growth Index:
    Stock selection within the information technology sector supported the fund's relative performance.
  Top detractors from performance relative to the Russell 2000® Growth Index:
    Stock selection within both the consumer discretionary and industrials sectors weighed on relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	22.15%	0.24%	11.41%
Comparative Benchmark(s)
Russell 3000® Index ∆	20.10%	11.80%	14.84%
Russell 2000® Growth Index ∆	23.25%	5.04%	10.66%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 2,140,841,934
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 17,475,466	[20]
Investment Company Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	2,140,841,934	Total Management Fee ($)#:	17,475,466
Total Number of Holdings:	118	Portfolio Turnover Rate (%):	95
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	93.9%
Money Market Funds	6.1%
Equity sectors
Health Care	31.4%
Industrials	20.3%
Information Technology	16.2%
Materials	5.9%
Consumer Discretionary	5.4%
Financials	4.8%
Energy	4.3%
Consumer Staples	2.7%
Real Estate	2.6%
Communication Services	0.3%
Top ten holdings
CACI International, Inc., "A"	2.5%
Ligand Pharmaceuticals, Inc.	2.3%
Merit Medical Systems, Inc.	2.1%
Charles River Laboratories International, Inc.	2.0%
Chefs' Warehouse, Inc.	1.9%
Waystar Holding Corp.	1.7%
Moog, Inc., "A"	1.6%
Advanced Energy Industries, Inc.	1.6%
SSR Mining, Inc.	1.6%
Element Solutions, Inc.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
CACI International, Inc., "A"	2.5%
Ligand Pharmaceuticals, Inc.	2.3%
Merit Medical Systems, Inc.	2.1%
Charles River Laboratories International, Inc.	2.0%
Chefs' Warehouse, Inc.	1.9%
Waystar Holding Corp.	1.7%
Moog, Inc., "A"	1.6%
Advanced Energy Industries, Inc.	1.6%
SSR Mining, Inc.	1.6%
Element Solutions, Inc.	1.6%

C000002222 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New Discovery Fund
Class Name	Class R3
Trading Symbol	MNDHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$134	1.21%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R3 shares of the MFS New Discovery Fund (fund) provided a total return of 21.85%, at net asset value. This compares with a return of 20.10% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Growth Index, generated a return of 23.25%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Russell 2000® Growth Index:
    Stock selection within the information technology sector supported the fund's relative performance.
  Top detractors from performance relative to the Russell 2000® Growth Index:
    Stock selection within both the consumer discretionary and industrials sectors weighed on relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	21.85%	(0.00)%	11.12%
Comparative Benchmark(s)
Russell 3000® Index ∆	20.10%	11.80%	14.84%
Russell 2000® Growth Index ∆	23.25%	5.04%	10.66%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 2,140,841,934
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 17,475,466	[21]
Investment Company Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	2,140,841,934	Total Management Fee ($)#:	17,475,466
Total Number of Holdings:	118	Portfolio Turnover Rate (%):	95
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	93.9%
Money Market Funds	6.1%
Equity sectors
Health Care	31.4%
Industrials	20.3%
Information Technology	16.2%
Materials	5.9%
Consumer Discretionary	5.4%
Financials	4.8%
Energy	4.3%
Consumer Staples	2.7%
Real Estate	2.6%
Communication Services	0.3%
Top ten holdings
CACI International, Inc., "A"	2.5%
Ligand Pharmaceuticals, Inc.	2.3%
Merit Medical Systems, Inc.	2.1%
Charles River Laboratories International, Inc.	2.0%
Chefs' Warehouse, Inc.	1.9%
Waystar Holding Corp.	1.7%
Moog, Inc., "A"	1.6%
Advanced Energy Industries, Inc.	1.6%
SSR Mining, Inc.	1.6%
Element Solutions, Inc.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
CACI International, Inc., "A"	2.5%
Ligand Pharmaceuticals, Inc.	2.3%
Merit Medical Systems, Inc.	2.1%
Charles River Laboratories International, Inc.	2.0%
Chefs' Warehouse, Inc.	1.9%
Waystar Holding Corp.	1.7%
Moog, Inc., "A"	1.6%
Advanced Energy Industries, Inc.	1.6%
SSR Mining, Inc.	1.6%
Element Solutions, Inc.	1.6%

C000002221 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New Discovery Fund
Class Name	Class R2
Trading Symbol	MNDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$162	1.46%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R2 shares of the MFS New Discovery Fund (fund) provided a total return of 21.51%, at net asset value. This compares with a return of 20.10% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Growth Index, generated a return of 23.25%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Russell 2000® Growth Index:
    Stock selection within the information technology sector supported the fund's relative performance.
  Top detractors from performance relative to the Russell 2000® Growth Index:
    Stock selection within both the consumer discretionary and industrials sectors weighed on relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	21.51%	(0.25)%	10.84%
Comparative Benchmark(s)
Russell 3000® Index ∆	20.10%	11.80%	14.84%
Russell 2000® Growth Index ∆	23.25%	5.04%	10.66%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 2,140,841,934
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 17,475,466	[22]
Investment Company Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	2,140,841,934	Total Management Fee ($)#:	17,475,466
Total Number of Holdings:	118	Portfolio Turnover Rate (%):	95
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	93.9%
Money Market Funds	6.1%
Equity sectors
Health Care	31.4%
Industrials	20.3%
Information Technology	16.2%
Materials	5.9%
Consumer Discretionary	5.4%
Financials	4.8%
Energy	4.3%
Consumer Staples	2.7%
Real Estate	2.6%
Communication Services	0.3%
Top ten holdings
CACI International, Inc., "A"	2.5%
Ligand Pharmaceuticals, Inc.	2.3%
Merit Medical Systems, Inc.	2.1%
Charles River Laboratories International, Inc.	2.0%
Chefs' Warehouse, Inc.	1.9%
Waystar Holding Corp.	1.7%
Moog, Inc., "A"	1.6%
Advanced Energy Industries, Inc.	1.6%
SSR Mining, Inc.	1.6%
Element Solutions, Inc.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
CACI International, Inc., "A"	2.5%
Ligand Pharmaceuticals, Inc.	2.3%
Merit Medical Systems, Inc.	2.1%
Charles River Laboratories International, Inc.	2.0%
Chefs' Warehouse, Inc.	1.9%
Waystar Holding Corp.	1.7%
Moog, Inc., "A"	1.6%
Advanced Energy Industries, Inc.	1.6%
SSR Mining, Inc.	1.6%
Element Solutions, Inc.	1.6%

C000002219 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New Discovery Fund
Class Name	Class R1
Trading Symbol	MNDGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$217	1.96%

Expenses Paid, Amount	$ 217
Expense Ratio, Percent	1.96%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R1 shares of the MFS New Discovery Fund (fund) provided a total return of 20.94%, at net asset value. This compares with a return of 20.10% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Growth Index, generated a return of 23.25%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Russell 2000® Growth Index:
    Stock selection within the information technology sector supported the fund's relative performance.
  Top detractors from performance relative to the Russell 2000® Growth Index:
    Stock selection within both the consumer discretionary and industrials sectors weighed on relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	20.94%	(0.76)%	10.29%
Comparative Benchmark(s)
Russell 3000® Index ∆	20.10%	11.80%	14.84%
Russell 2000® Growth Index ∆	23.25%	5.04%	10.66%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 2,140,841,934
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 17,475,466	[23]
Investment Company Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	2,140,841,934	Total Management Fee ($)#:	17,475,466
Total Number of Holdings:	118	Portfolio Turnover Rate (%):	95
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	93.9%
Money Market Funds	6.1%
Equity sectors
Health Care	31.4%
Industrials	20.3%
Information Technology	16.2%
Materials	5.9%
Consumer Discretionary	5.4%
Financials	4.8%
Energy	4.3%
Consumer Staples	2.7%
Real Estate	2.6%
Communication Services	0.3%
Top ten holdings
CACI International, Inc., "A"	2.5%
Ligand Pharmaceuticals, Inc.	2.3%
Merit Medical Systems, Inc.	2.1%
Charles River Laboratories International, Inc.	2.0%
Chefs' Warehouse, Inc.	1.9%
Waystar Holding Corp.	1.7%
Moog, Inc., "A"	1.6%
Advanced Energy Industries, Inc.	1.6%
SSR Mining, Inc.	1.6%
Element Solutions, Inc.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
CACI International, Inc., "A"	2.5%
Ligand Pharmaceuticals, Inc.	2.3%
Merit Medical Systems, Inc.	2.1%
Charles River Laboratories International, Inc.	2.0%
Chefs' Warehouse, Inc.	1.9%
Waystar Holding Corp.	1.7%
Moog, Inc., "A"	1.6%
Advanced Energy Industries, Inc.	1.6%
SSR Mining, Inc.	1.6%
Element Solutions, Inc.	1.6%

C000002217 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New Discovery Fund
Class Name	Class I
Trading Symbol	MNDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$107	0.96%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class I shares of the MFS New Discovery Fund (fund) provided a total return of 22.13%, at net asset value. This compares with a return of 20.10% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Growth Index, generated a return of 23.25%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Russell 2000® Growth Index:
    Stock selection within the information technology sector supported the fund's relative performance.
  Top detractors from performance relative to the Russell 2000® Growth Index:
    Stock selection within both the consumer discretionary and industrials sectors weighed on relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	22.13%	0.24%	11.40%
Comparative Benchmark(s)
Russell 3000® Index ∆	20.10%	11.80%	14.84%
Russell 2000® Growth Index ∆	23.25%	5.04%	10.66%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 2,140,841,934
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 17,475,466	[24]
Investment Company Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	2,140,841,934	Total Management Fee ($)#:	17,475,466
Total Number of Holdings:	118	Portfolio Turnover Rate (%):	95
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	93.9%
Money Market Funds	6.1%
Equity sectors
Health Care	31.4%
Industrials	20.3%
Information Technology	16.2%
Materials	5.9%
Consumer Discretionary	5.4%
Financials	4.8%
Energy	4.3%
Consumer Staples	2.7%
Real Estate	2.6%
Communication Services	0.3%
Top ten holdings
CACI International, Inc., "A"	2.5%
Ligand Pharmaceuticals, Inc.	2.3%
Merit Medical Systems, Inc.	2.1%
Charles River Laboratories International, Inc.	2.0%
Chefs' Warehouse, Inc.	1.9%
Waystar Holding Corp.	1.7%
Moog, Inc., "A"	1.6%
Advanced Energy Industries, Inc.	1.6%
SSR Mining, Inc.	1.6%
Element Solutions, Inc.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
CACI International, Inc., "A"	2.5%
Ligand Pharmaceuticals, Inc.	2.3%
Merit Medical Systems, Inc.	2.1%
Charles River Laboratories International, Inc.	2.0%
Chefs' Warehouse, Inc.	1.9%
Waystar Holding Corp.	1.7%
Moog, Inc., "A"	1.6%
Advanced Energy Industries, Inc.	1.6%
SSR Mining, Inc.	1.6%
Element Solutions, Inc.	1.6%

C000002216 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New Discovery Fund
Class Name	Class C
Trading Symbol	MNDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$217	1.96%

Expenses Paid, Amount	$ 217
Expense Ratio, Percent	1.96%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class C shares of the MFS New Discovery Fund (fund) provided a total return of 20.96%, at net asset value. This compares with a return of 20.10% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Growth Index, generated a return of 23.25%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Russell 2000® Growth Index:
    Stock selection within the information technology sector supported the fund's relative performance.
  Top detractors from performance relative to the Russell 2000® Growth Index:
    Stock selection within both the consumer discretionary and industrials sectors weighed on relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	20.96%	(0.75)%	10.30%
C with CDSC (1% for 12 months)×	19.96%	(0.75)%	10.30%
Comparative Benchmark(s)
Russell 3000® Index ∆	20.10%	11.80%	14.84%
Russell 2000® Growth Index ∆	23.25%	5.04%	10.66%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 2,140,841,934
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 17,475,466	[25]
Investment Company Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	2,140,841,934	Total Management Fee ($)#:	17,475,466
Total Number of Holdings:	118	Portfolio Turnover Rate (%):	95
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	93.9%
Money Market Funds	6.1%
Equity sectors
Health Care	31.4%
Industrials	20.3%
Information Technology	16.2%
Materials	5.9%
Consumer Discretionary	5.4%
Financials	4.8%
Energy	4.3%
Consumer Staples	2.7%
Real Estate	2.6%
Communication Services	0.3%
Top ten holdings
CACI International, Inc., "A"	2.5%
Ligand Pharmaceuticals, Inc.	2.3%
Merit Medical Systems, Inc.	2.1%
Charles River Laboratories International, Inc.	2.0%
Chefs' Warehouse, Inc.	1.9%
Waystar Holding Corp.	1.7%
Moog, Inc., "A"	1.6%
Advanced Energy Industries, Inc.	1.6%
SSR Mining, Inc.	1.6%
Element Solutions, Inc.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
CACI International, Inc., "A"	2.5%
Ligand Pharmaceuticals, Inc.	2.3%
Merit Medical Systems, Inc.	2.1%
Charles River Laboratories International, Inc.	2.0%
Chefs' Warehouse, Inc.	1.9%
Waystar Holding Corp.	1.7%
Moog, Inc., "A"	1.6%
Advanced Energy Industries, Inc.	1.6%
SSR Mining, Inc.	1.6%
Element Solutions, Inc.	1.6%

C000002215 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New Discovery Fund
Class Name	Class B
Trading Symbol	MNDBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$217	1.96%

Expenses Paid, Amount	$ 217
Expense Ratio, Percent	1.96%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class B shares of the MFS New Discovery Fund (fund) provided a total return of 20.94%, at net asset value. This compares with a return of 20.10% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Growth Index, generated a return of 23.25%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Russell 2000® Growth Index:
    Stock selection within the information technology sector supported the fund's relative performance.
  Top detractors from performance relative to the Russell 2000® Growth Index:
    Stock selection within both the consumer discretionary and industrials sectors weighed on relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	20.94%	(0.76)%	10.30%
B with CDSC (declining over six years from 4% to 0%)×	16.94%	(1.04)%	10.30%
Comparative Benchmark(s)
Russell 3000® Index ∆	20.10%	11.80%	14.84%
Russell 2000® Growth Index ∆	23.25%	5.04%	10.66%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 2,140,841,934
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 17,475,466	[26]
Investment Company Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	2,140,841,934	Total Management Fee ($)#:	17,475,466
Total Number of Holdings:	118	Portfolio Turnover Rate (%):	95
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	93.9%
Money Market Funds	6.1%
Equity sectors
Health Care	31.4%
Industrials	20.3%
Information Technology	16.2%
Materials	5.9%
Consumer Discretionary	5.4%
Financials	4.8%
Energy	4.3%
Consumer Staples	2.7%
Real Estate	2.6%
Communication Services	0.3%
Top ten holdings
CACI International, Inc., "A"	2.5%
Ligand Pharmaceuticals, Inc.	2.3%
Merit Medical Systems, Inc.	2.1%
Charles River Laboratories International, Inc.	2.0%
Chefs' Warehouse, Inc.	1.9%
Waystar Holding Corp.	1.7%
Moog, Inc., "A"	1.6%
Advanced Energy Industries, Inc.	1.6%
SSR Mining, Inc.	1.6%
Element Solutions, Inc.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
CACI International, Inc., "A"	2.5%
Ligand Pharmaceuticals, Inc.	2.3%
Merit Medical Systems, Inc.	2.1%
Charles River Laboratories International, Inc.	2.0%
Chefs' Warehouse, Inc.	1.9%
Waystar Holding Corp.	1.7%
Moog, Inc., "A"	1.6%
Advanced Energy Industries, Inc.	1.6%
SSR Mining, Inc.	1.6%
Element Solutions, Inc.	1.6%

C000002210 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New Discovery Fund
Class Name	Class A
Trading Symbol	MNDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$134	1.21%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class A shares of the MFS New Discovery Fund (fund) provided a total return of 21.88%, at net asset value. This compares with a return of 20.10% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Growth Index, generated a return of 23.25%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Russell 2000® Growth Index:
    Stock selection within the information technology sector supported the fund's relative performance.
  Top detractors from performance relative to the Russell 2000® Growth Index:
    Stock selection within both the consumer discretionary and industrials sectors weighed on relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	21.88%	(0.00)%	11.13%
A with initial sales charge (5.75%)	14.87%	(1.18)%	10.47%
Comparative Benchmark(s)
Russell 3000® Index ∆	20.10%	11.80%	14.84%
Russell 2000® Growth Index ∆	23.25%	5.04%	10.66%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 2,140,841,934
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 17,475,466	[27]
Investment Company Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	2,140,841,934	Total Management Fee ($)#:	17,475,466
Total Number of Holdings:	118	Portfolio Turnover Rate (%):	95
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	93.9%
Money Market Funds	6.1%
Equity sectors
Health Care	31.4%
Industrials	20.3%
Information Technology	16.2%
Materials	5.9%
Consumer Discretionary	5.4%
Financials	4.8%
Energy	4.3%
Consumer Staples	2.7%
Real Estate	2.6%
Communication Services	0.3%
Top ten holdings
CACI International, Inc., "A"	2.5%
Ligand Pharmaceuticals, Inc.	2.3%
Merit Medical Systems, Inc.	2.1%
Charles River Laboratories International, Inc.	2.0%
Chefs' Warehouse, Inc.	1.9%
Waystar Holding Corp.	1.7%
Moog, Inc., "A"	1.6%
Advanced Energy Industries, Inc.	1.6%
SSR Mining, Inc.	1.6%
Element Solutions, Inc.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
CACI International, Inc., "A"	2.5%
Ligand Pharmaceuticals, Inc.	2.3%
Merit Medical Systems, Inc.	2.1%
Charles River Laboratories International, Inc.	2.0%
Chefs' Warehouse, Inc.	1.9%
Waystar Holding Corp.	1.7%
Moog, Inc., "A"	1.6%
Advanced Energy Industries, Inc.	1.6%
SSR Mining, Inc.	1.6%
Element Solutions, Inc.	1.6%

C000002223 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® ResearchInternational Fund
Class Name	Class A
Trading Symbol	MRSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$108	0.98%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class A shares of the MFS Research International Fund (fund) provided a total return of 20.81%, at net asset value. This compares with a return of 21.62% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI EAFE Index:
    Stock selection within the financial services and technology sectors benefited the fund's relative performance.
  Top detractors from performance relative to the MSCI EAFE Index:
    Stock selection within the health care and consumer staples sectors weighed on relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	20.81%	5.92%	8.75%
A with initial sales charge (5.75%)	13.86%	4.67%	8.11%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	21.62%	9.35%	9.54%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 17,611,863,872
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 107,956,758	[28]
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	17,611,863,872	Total Management Fee ($)#:	107,956,758
Total Number of Holdings:	117	Portfolio Turnover Rate (%):	35
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	98.3%
Money Market Funds	1.7%
Top ten holdings
Schneider Electric SE	2.9%
Mizuho Financial Group, Inc.	2.6%
Hitachi Ltd.	2.5%
ASML Holding N.V.	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.1%
Novartis AG	2.1%
TotalEnergies SE	2.0%
Tokyo Electron Ltd.	2.0%
Banco Bilbao Vizcaya Argentaria S.A.	1.7%
BNP Paribas S.A.	1.7%
Issuer country weightings
Japan	22.5%
United Kingdom	16.7%
France	11.2%
Switzerland	7.2%
Netherlands	6.2%
Germany	6.0%
United States	5.7%
Italy	3.3%
Hong Kong	2.4%
Other Countries	18.8%

Largest Holdings [Text Block]
Top ten holdings
Schneider Electric SE	2.9%
Mizuho Financial Group, Inc.	2.6%
Hitachi Ltd.	2.5%
ASML Holding N.V.	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.1%
Novartis AG	2.1%
TotalEnergies SE	2.0%
Tokyo Electron Ltd.	2.0%
Banco Bilbao Vizcaya Argentaria S.A.	1.7%
BNP Paribas S.A.	1.7%

C000002228 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® ResearchInternational Fund
Class Name	Class B
Trading Symbol	MRIBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$189	1.72%

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	1.72%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class B shares of the MFS Research International Fund (fund) provided a total return of 19.96%, at net asset value. This compares with a return of 21.62% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI EAFE Index:
    Stock selection within the financial services and technology sectors benefited the fund's relative performance.
  Top detractors from performance relative to the MSCI EAFE Index:
    Stock selection within the health care and consumer staples sectors weighed on relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	19.96%	5.13%	7.94%
B with CDSC (declining over six years from 4% to 0%)×	15.96%	4.80%	7.94%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	21.62%	9.35%	9.54%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 17,611,863,872
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 107,956,758	[29]
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	17,611,863,872	Total Management Fee ($)#:	107,956,758
Total Number of Holdings:	117	Portfolio Turnover Rate (%):	35
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	98.3%
Money Market Funds	1.7%
Top ten holdings
Schneider Electric SE	2.9%
Mizuho Financial Group, Inc.	2.6%
Hitachi Ltd.	2.5%
ASML Holding N.V.	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.1%
Novartis AG	2.1%
TotalEnergies SE	2.0%
Tokyo Electron Ltd.	2.0%
Banco Bilbao Vizcaya Argentaria S.A.	1.7%
BNP Paribas S.A.	1.7%
Issuer country weightings
Japan	22.5%
United Kingdom	16.7%
France	11.2%
Switzerland	7.2%
Netherlands	6.2%
Germany	6.0%
United States	5.7%
Italy	3.3%
Hong Kong	2.4%
Other Countries	18.8%

Largest Holdings [Text Block]
Top ten holdings
Schneider Electric SE	2.9%
Mizuho Financial Group, Inc.	2.6%
Hitachi Ltd.	2.5%
ASML Holding N.V.	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.1%
Novartis AG	2.1%
TotalEnergies SE	2.0%
Tokyo Electron Ltd.	2.0%
Banco Bilbao Vizcaya Argentaria S.A.	1.7%
BNP Paribas S.A.	1.7%

C000002229 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® ResearchInternational Fund
Class Name	Class C
Trading Symbol	MRICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$190	1.73%

Expenses Paid, Amount	$ 190
Expense Ratio, Percent	1.73%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class C shares of the MFS Research International Fund (fund) provided a total return of 19.94%, at net asset value. This compares with a return of 21.62% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI EAFE Index:
    Stock selection within the financial services and technology sectors benefited the fund's relative performance.
  Top detractors from performance relative to the MSCI EAFE Index:
    Stock selection within the health care and consumer staples sectors weighed on relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	19.94%	5.13%	7.93%
C with CDSC (1% for 12 months)×	18.94%	5.13%	7.93%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	21.62%	9.35%	9.54%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 17,611,863,872
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 107,956,758	[30]
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	17,611,863,872	Total Management Fee ($)#:	107,956,758
Total Number of Holdings:	117	Portfolio Turnover Rate (%):	35
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	98.3%
Money Market Funds	1.7%
Top ten holdings
Schneider Electric SE	2.9%
Mizuho Financial Group, Inc.	2.6%
Hitachi Ltd.	2.5%
ASML Holding N.V.	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.1%
Novartis AG	2.1%
TotalEnergies SE	2.0%
Tokyo Electron Ltd.	2.0%
Banco Bilbao Vizcaya Argentaria S.A.	1.7%
BNP Paribas S.A.	1.7%
Issuer country weightings
Japan	22.5%
United Kingdom	16.7%
France	11.2%
Switzerland	7.2%
Netherlands	6.2%
Germany	6.0%
United States	5.7%
Italy	3.3%
Hong Kong	2.4%
Other Countries	18.8%

Largest Holdings [Text Block]
Top ten holdings
Schneider Electric SE	2.9%
Mizuho Financial Group, Inc.	2.6%
Hitachi Ltd.	2.5%
ASML Holding N.V.	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.1%
Novartis AG	2.1%
TotalEnergies SE	2.0%
Tokyo Electron Ltd.	2.0%
Banco Bilbao Vizcaya Argentaria S.A.	1.7%
BNP Paribas S.A.	1.7%

C000002230 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® ResearchInternational Fund
Class Name	Class I
Trading Symbol	MRSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$81	0.73%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class I shares of the MFS Research International Fund (fund) provided a total return of 21.10%, at net asset value. This compares with a return of 21.62% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI EAFE Index:
    Stock selection within the financial services and technology sectors benefited the fund's relative performance.
  Top detractors from performance relative to the MSCI EAFE Index:
    Stock selection within the health care and consumer staples sectors weighed on relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	21.10%	6.18%	9.02%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	21.62%	9.35%	9.54%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 17,611,863,872
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 107,956,758	[31]
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	17,611,863,872	Total Management Fee ($)#:	107,956,758
Total Number of Holdings:	117	Portfolio Turnover Rate (%):	35
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	98.3%
Money Market Funds	1.7%
Top ten holdings
Schneider Electric SE	2.9%
Mizuho Financial Group, Inc.	2.6%
Hitachi Ltd.	2.5%
ASML Holding N.V.	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.1%
Novartis AG	2.1%
TotalEnergies SE	2.0%
Tokyo Electron Ltd.	2.0%
Banco Bilbao Vizcaya Argentaria S.A.	1.7%
BNP Paribas S.A.	1.7%
Issuer country weightings
Japan	22.5%
United Kingdom	16.7%
France	11.2%
Switzerland	7.2%
Netherlands	6.2%
Germany	6.0%
United States	5.7%
Italy	3.3%
Hong Kong	2.4%
Other Countries	18.8%

Largest Holdings [Text Block]
Top ten holdings
Schneider Electric SE	2.9%
Mizuho Financial Group, Inc.	2.6%
Hitachi Ltd.	2.5%
ASML Holding N.V.	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.1%
Novartis AG	2.1%
TotalEnergies SE	2.0%
Tokyo Electron Ltd.	2.0%
Banco Bilbao Vizcaya Argentaria S.A.	1.7%
BNP Paribas S.A.	1.7%

C000002232 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® ResearchInternational Fund
Class Name	Class R1
Trading Symbol	MRSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$190	1.73%

Expenses Paid, Amount	$ 190
Expense Ratio, Percent	1.73%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R1 shares of the MFS Research International Fund (fund) provided a total return of 19.92%, at net asset value. This compares with a return of 21.62% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI EAFE Index:
    Stock selection within the financial services and technology sectors benefited the fund's relative performance.
  Top detractors from performance relative to the MSCI EAFE Index:
    Stock selection within the health care and consumer staples sectors weighed on relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	19.92%	5.11%	7.93%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	21.62%	9.35%	9.54%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 17,611,863,872
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 107,956,758	[32]
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	17,611,863,872	Total Management Fee ($)#:	107,956,758
Total Number of Holdings:	117	Portfolio Turnover Rate (%):	35
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	98.3%
Money Market Funds	1.7%
Top ten holdings
Schneider Electric SE	2.9%
Mizuho Financial Group, Inc.	2.6%
Hitachi Ltd.	2.5%
ASML Holding N.V.	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.1%
Novartis AG	2.1%
TotalEnergies SE	2.0%
Tokyo Electron Ltd.	2.0%
Banco Bilbao Vizcaya Argentaria S.A.	1.7%
BNP Paribas S.A.	1.7%
Issuer country weightings
Japan	22.5%
United Kingdom	16.7%
France	11.2%
Switzerland	7.2%
Netherlands	6.2%
Germany	6.0%
United States	5.7%
Italy	3.3%
Hong Kong	2.4%
Other Countries	18.8%

Largest Holdings [Text Block]
Top ten holdings
Schneider Electric SE	2.9%
Mizuho Financial Group, Inc.	2.6%
Hitachi Ltd.	2.5%
ASML Holding N.V.	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.1%
Novartis AG	2.1%
TotalEnergies SE	2.0%
Tokyo Electron Ltd.	2.0%
Banco Bilbao Vizcaya Argentaria S.A.	1.7%
BNP Paribas S.A.	1.7%

C000002234 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® ResearchInternational Fund
Class Name	Class R2
Trading Symbol	MRSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$136	1.23%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R2 shares of the MFS Research International Fund (fund) provided a total return of 20.54%, at net asset value. This compares with a return of 21.62% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI EAFE Index:
    Stock selection within the financial services and technology sectors benefited the fund's relative performance.
  Top detractors from performance relative to the MSCI EAFE Index:
    Stock selection within the health care and consumer staples sectors weighed on relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	20.54%	5.65%	8.48%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	21.62%	9.35%	9.54%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 17,611,863,872
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 107,956,758	[33]
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	17,611,863,872	Total Management Fee ($)#:	107,956,758
Total Number of Holdings:	117	Portfolio Turnover Rate (%):	35
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	98.3%
Money Market Funds	1.7%
Top ten holdings
Schneider Electric SE	2.9%
Mizuho Financial Group, Inc.	2.6%
Hitachi Ltd.	2.5%
ASML Holding N.V.	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.1%
Novartis AG	2.1%
TotalEnergies SE	2.0%
Tokyo Electron Ltd.	2.0%
Banco Bilbao Vizcaya Argentaria S.A.	1.7%
BNP Paribas S.A.	1.7%
Issuer country weightings
Japan	22.5%
United Kingdom	16.7%
France	11.2%
Switzerland	7.2%
Netherlands	6.2%
Germany	6.0%
United States	5.7%
Italy	3.3%
Hong Kong	2.4%
Other Countries	18.8%

Largest Holdings [Text Block]
Top ten holdings
Schneider Electric SE	2.9%
Mizuho Financial Group, Inc.	2.6%
Hitachi Ltd.	2.5%
ASML Holding N.V.	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.1%
Novartis AG	2.1%
TotalEnergies SE	2.0%
Tokyo Electron Ltd.	2.0%
Banco Bilbao Vizcaya Argentaria S.A.	1.7%
BNP Paribas S.A.	1.7%

C000002235 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® ResearchInternational Fund
Class Name	Class R3
Trading Symbol	MRSHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$108	0.98%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R3 shares of the MFS Research International Fund (fund) provided a total return of 20.82%, at net asset value. This compares with a return of 21.62% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI EAFE Index:
    Stock selection within the financial services and technology sectors benefited the fund's relative performance.
  Top detractors from performance relative to the MSCI EAFE Index:
    Stock selection within the health care and consumer staples sectors weighed on relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	20.82%	5.91%	8.75%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	21.62%	9.35%	9.54%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 17,611,863,872
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 107,956,758	[34]
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	17,611,863,872	Total Management Fee ($)#:	107,956,758
Total Number of Holdings:	117	Portfolio Turnover Rate (%):	35
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	98.3%
Money Market Funds	1.7%
Top ten holdings
Schneider Electric SE	2.9%
Mizuho Financial Group, Inc.	2.6%
Hitachi Ltd.	2.5%
ASML Holding N.V.	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.1%
Novartis AG	2.1%
TotalEnergies SE	2.0%
Tokyo Electron Ltd.	2.0%
Banco Bilbao Vizcaya Argentaria S.A.	1.7%
BNP Paribas S.A.	1.7%
Issuer country weightings
Japan	22.5%
United Kingdom	16.7%
France	11.2%
Switzerland	7.2%
Netherlands	6.2%
Germany	6.0%
United States	5.7%
Italy	3.3%
Hong Kong	2.4%
Other Countries	18.8%

Largest Holdings [Text Block]
Top ten holdings
Schneider Electric SE	2.9%
Mizuho Financial Group, Inc.	2.6%
Hitachi Ltd.	2.5%
ASML Holding N.V.	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.1%
Novartis AG	2.1%
TotalEnergies SE	2.0%
Tokyo Electron Ltd.	2.0%
Banco Bilbao Vizcaya Argentaria S.A.	1.7%
BNP Paribas S.A.	1.7%

C000002224 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® ResearchInternational Fund
Class Name	Class R4
Trading Symbol	MRSJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$81	0.73%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R4 shares of the MFS Research International Fund (fund) provided a total return of 21.11%, at net asset value. This compares with a return of 21.62% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI EAFE Index:
    Stock selection within the financial services and technology sectors benefited the fund's relative performance.
  Top detractors from performance relative to the MSCI EAFE Index:
    Stock selection within the health care and consumer staples sectors weighed on relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	21.11%	6.18%	9.01%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	21.62%	9.35%	9.54%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 17,611,863,872
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 107,956,758	[35]
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	17,611,863,872	Total Management Fee ($)#:	107,956,758
Total Number of Holdings:	117	Portfolio Turnover Rate (%):	35
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	98.3%
Money Market Funds	1.7%
Top ten holdings
Schneider Electric SE	2.9%
Mizuho Financial Group, Inc.	2.6%
Hitachi Ltd.	2.5%
ASML Holding N.V.	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.1%
Novartis AG	2.1%
TotalEnergies SE	2.0%
Tokyo Electron Ltd.	2.0%
Banco Bilbao Vizcaya Argentaria S.A.	1.7%
BNP Paribas S.A.	1.7%
Issuer country weightings
Japan	22.5%
United Kingdom	16.7%
France	11.2%
Switzerland	7.2%
Netherlands	6.2%
Germany	6.0%
United States	5.7%
Italy	3.3%
Hong Kong	2.4%
Other Countries	18.8%

Largest Holdings [Text Block]
Top ten holdings
Schneider Electric SE	2.9%
Mizuho Financial Group, Inc.	2.6%
Hitachi Ltd.	2.5%
ASML Holding N.V.	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.1%
Novartis AG	2.1%
TotalEnergies SE	2.0%
Tokyo Electron Ltd.	2.0%
Banco Bilbao Vizcaya Argentaria S.A.	1.7%
BNP Paribas S.A.	1.7%

C000034436 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® ResearchInternational Fund
Class Name	Class R6
Trading Symbol	MRSKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$70	0.63%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R6 shares of the MFS Research International Fund (fund) provided a total return of 21.24%, at net asset value. This compares with a return of 21.62% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI EAFE Index:
    Stock selection within the financial services and technology sectors benefited the fund's relative performance.
  Top detractors from performance relative to the MSCI EAFE Index:
    Stock selection within the health care and consumer staples sectors weighed on relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	21.24%	6.29%	9.13%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	21.62%	9.35%	9.54%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 17,611,863,872
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 107,956,758	[36]
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	17,611,863,872	Total Management Fee ($)#:	107,956,758
Total Number of Holdings:	117	Portfolio Turnover Rate (%):	35
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	98.3%
Money Market Funds	1.7%
Top ten holdings
Schneider Electric SE	2.9%
Mizuho Financial Group, Inc.	2.6%
Hitachi Ltd.	2.5%
ASML Holding N.V.	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.1%
Novartis AG	2.1%
TotalEnergies SE	2.0%
Tokyo Electron Ltd.	2.0%
Banco Bilbao Vizcaya Argentaria S.A.	1.7%
BNP Paribas S.A.	1.7%
Issuer country weightings
Japan	22.5%
United Kingdom	16.7%
France	11.2%
Switzerland	7.2%
Netherlands	6.2%
Germany	6.0%
United States	5.7%
Italy	3.3%
Hong Kong	2.4%
Other Countries	18.8%

Largest Holdings [Text Block]
Top ten holdings
Schneider Electric SE	2.9%
Mizuho Financial Group, Inc.	2.6%
Hitachi Ltd.	2.5%
ASML Holding N.V.	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.1%
Novartis AG	2.1%
TotalEnergies SE	2.0%
Tokyo Electron Ltd.	2.0%
Banco Bilbao Vizcaya Argentaria S.A.	1.7%
BNP Paribas S.A.	1.7%

C000124425 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Technology Fund
Class Name	Class R6
Trading Symbol	MTCLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$88	0.77%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R6 shares of the MFS Technology Fund (fund) provided a total return of 29.41%, at net asset value. This compares with a return of 20.38% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's North American Technology Sector Index, generated a return of 41.03%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Standard & Poor’s North American Technology Sector Index:
    The combination of stock selection and an overweight position in the semi & electronic components industry benefited the fund's relative performance.
    The fund's underweight position in the entertainment & leisure industry also helped relative returns.
  Top detractors from performance relative to the Standard & Poor’s North American Technology Sector Index:
    Stock selection within the hardware, peripherals & assembly industry held back relative performance.
    The combination of stock selection and overweight positions in both the software and business services industries further weakened the fund's relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	29.41%	12.92%	19.59%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	20.38%	12.79%	15.37%
Standard & Poor's North American Technology Sector Index ∆	41.03%	18.59%	24.26%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 2,372,124,346
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 15,777,828	[37]
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	2,372,124,346	Total Management Fee ($)#:	15,777,828
Total Number of Holdings:	54	Portfolio Turnover Rate (%):	59
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	97.3%
Money Market Funds	2.7%
Top ten holdings
Microsoft Corp.	9.1%
Alphabet, Inc., "A"	8.3%
Apple, Inc.	8.2%
NVIDIA Corp.	7.3%
Broadcom, Inc.	7.2%
Cisco Systems, Inc.	3.1%
Advanced Micro Devices	3.0%
Arista Networks, Inc.	2.9%
Shopify, Inc.	2.7%
JFrog Ltd.	2.7%
Top five industries
Software	33.6%
Semiconductor & Electronic Components	31.9%
Hardware, Peripherals, & Assembly	19.8%
Interactive Media Services	11.2%
Electrical Equipment	2.0%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	9.1%
Alphabet, Inc., "A"	8.3%
Apple, Inc.	8.2%
NVIDIA Corp.	7.3%
Broadcom, Inc.	7.2%
Cisco Systems, Inc.	3.1%
Advanced Micro Devices	3.0%
Arista Networks, Inc.	2.9%
Shopify, Inc.	2.7%
JFrog Ltd.	2.7%

C000002250 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Technology Fund
Class Name	Class R4
Trading Symbol	MTCJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$99	0.86%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R4 shares of the MFS Technology Fund (fund) provided a total return of 29.28%, at net asset value. This compares with a return of 20.38% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's North American Technology Sector Index, generated a return of 41.03%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Standard & Poor’s North American Technology Sector Index:
    The combination of stock selection and an overweight position in the semi & electronic components industry benefited the fund's relative performance.
    The fund's underweight position in the entertainment & leisure industry also helped relative returns.
  Top detractors from performance relative to the Standard & Poor’s North American Technology Sector Index:
    Stock selection within the hardware, peripherals & assembly industry held back relative performance.
    The combination of stock selection and overweight positions in both the software and business services industries further weakened the fund's relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	29.28%	12.81%	19.48%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	20.38%	12.79%	15.37%
Standard & Poor's North American Technology Sector Index ∆	41.03%	18.59%	24.26%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 2,372,124,346
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 15,777,828	[38]
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	2,372,124,346	Total Management Fee ($)#:	15,777,828
Total Number of Holdings:	54	Portfolio Turnover Rate (%):	59
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	97.3%
Money Market Funds	2.7%
Top ten holdings
Microsoft Corp.	9.1%
Alphabet, Inc., "A"	8.3%
Apple, Inc.	8.2%
NVIDIA Corp.	7.3%
Broadcom, Inc.	7.2%
Cisco Systems, Inc.	3.1%
Advanced Micro Devices	3.0%
Arista Networks, Inc.	2.9%
Shopify, Inc.	2.7%
JFrog Ltd.	2.7%
Top five industries
Software	33.6%
Semiconductor & Electronic Components	31.9%
Hardware, Peripherals, & Assembly	19.8%
Interactive Media Services	11.2%
Electrical Equipment	2.0%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	9.1%
Alphabet, Inc., "A"	8.3%
Apple, Inc.	8.2%
NVIDIA Corp.	7.3%
Broadcom, Inc.	7.2%
Cisco Systems, Inc.	3.1%
Advanced Micro Devices	3.0%
Arista Networks, Inc.	2.9%
Shopify, Inc.	2.7%
JFrog Ltd.	2.7%

C000002258 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Technology Fund
Class Name	Class R3
Trading Symbol	MTCHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$127	1.11%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R3 shares of the MFS Technology Fund (fund) provided a total return of 28.97%, at net asset value. This compares with a return of 20.38% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's North American Technology Sector Index, generated a return of 41.03%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Standard & Poor’s North American Technology Sector Index:
    The combination of stock selection and an overweight position in the semi & electronic components industry benefited the fund's relative performance.
    The fund's underweight position in the entertainment & leisure industry also helped relative returns.
  Top detractors from performance relative to the Standard & Poor’s North American Technology Sector Index:
    Stock selection within the hardware, peripherals & assembly industry held back relative performance.
    The combination of stock selection and overweight positions in both the software and business services industries further weakened the fund's relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	28.97%	12.53%	19.18%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	20.38%	12.79%	15.37%
Standard & Poor's North American Technology Sector Index ∆	41.03%	18.59%	24.26%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 2,372,124,346
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 15,777,828	[39]
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	2,372,124,346	Total Management Fee ($)#:	15,777,828
Total Number of Holdings:	54	Portfolio Turnover Rate (%):	59
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	97.3%
Money Market Funds	2.7%
Top ten holdings
Microsoft Corp.	9.1%
Alphabet, Inc., "A"	8.3%
Apple, Inc.	8.2%
NVIDIA Corp.	7.3%
Broadcom, Inc.	7.2%
Cisco Systems, Inc.	3.1%
Advanced Micro Devices	3.0%
Arista Networks, Inc.	2.9%
Shopify, Inc.	2.7%
JFrog Ltd.	2.7%
Top five industries
Software	33.6%
Semiconductor & Electronic Components	31.9%
Hardware, Peripherals, & Assembly	19.8%
Interactive Media Services	11.2%
Electrical Equipment	2.0%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	9.1%
Alphabet, Inc., "A"	8.3%
Apple, Inc.	8.2%
NVIDIA Corp.	7.3%
Broadcom, Inc.	7.2%
Cisco Systems, Inc.	3.1%
Advanced Micro Devices	3.0%
Arista Networks, Inc.	2.9%
Shopify, Inc.	2.7%
JFrog Ltd.	2.7%

C000002257 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Technology Fund
Class Name	Class R2
Trading Symbol	MTERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$155	1.36%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R2 shares of the MFS Technology Fund (fund) provided a total return of 28.66%, at net asset value. This compares with a return of 20.38% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's North American Technology Sector Index, generated a return of 41.03%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Standard & Poor’s North American Technology Sector Index:
    The combination of stock selection and an overweight position in the semi & electronic components industry benefited the fund's relative performance.
    The fund's underweight position in the entertainment & leisure industry also helped relative returns.
  Top detractors from performance relative to the Standard & Poor’s North American Technology Sector Index:
    Stock selection within the hardware, peripherals & assembly industry held back relative performance.
    The combination of stock selection and overweight positions in both the software and business services industries further weakened the fund's relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	28.66%	12.25%	18.88%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	20.38%	12.79%	15.37%
Standard & Poor's North American Technology Sector Index ∆	41.03%	18.59%	24.26%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 2,372,124,346
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 15,777,828	[40]
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	2,372,124,346	Total Management Fee ($)#:	15,777,828
Total Number of Holdings:	54	Portfolio Turnover Rate (%):	59
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	97.3%
Money Market Funds	2.7%
Top ten holdings
Microsoft Corp.	9.1%
Alphabet, Inc., "A"	8.3%
Apple, Inc.	8.2%
NVIDIA Corp.	7.3%
Broadcom, Inc.	7.2%
Cisco Systems, Inc.	3.1%
Advanced Micro Devices	3.0%
Arista Networks, Inc.	2.9%
Shopify, Inc.	2.7%
JFrog Ltd.	2.7%
Top five industries
Software	33.6%
Semiconductor & Electronic Components	31.9%
Hardware, Peripherals, & Assembly	19.8%
Interactive Media Services	11.2%
Electrical Equipment	2.0%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	9.1%
Alphabet, Inc., "A"	8.3%
Apple, Inc.	8.2%
NVIDIA Corp.	7.3%
Broadcom, Inc.	7.2%
Cisco Systems, Inc.	3.1%
Advanced Micro Devices	3.0%
Arista Networks, Inc.	2.9%
Shopify, Inc.	2.7%
JFrog Ltd.	2.7%

C000002255 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Technology Fund
Class Name	Class R1
Trading Symbol	MTCKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$212	1.86%

Expenses Paid, Amount	$ 212
Expense Ratio, Percent	1.86%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R1 shares of the MFS Technology Fund (fund) provided a total return of 28.00%, at net asset value. This compares with a return of 20.38% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's North American Technology Sector Index, generated a return of 41.03%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Standard & Poor’s North American Technology Sector Index:
    The combination of stock selection and an overweight position in the semi & electronic components industry benefited the fund's relative performance.
    The fund's underweight position in the entertainment & leisure industry also helped relative returns.
  Top detractors from performance relative to the Standard & Poor’s North American Technology Sector Index:
    Stock selection within the hardware, peripherals & assembly industry held back relative performance.
    The combination of stock selection and overweight positions in both the software and business services industries further weakened the fund's relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	28.00%	11.69%	18.29%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	20.38%	12.79%	15.37%
Standard & Poor's North American Technology Sector Index ∆	41.03%	18.59%	24.26%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 2,372,124,346
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 15,777,828	[41]
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	2,372,124,346	Total Management Fee ($)#:	15,777,828
Total Number of Holdings:	54	Portfolio Turnover Rate (%):	59
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	97.3%
Money Market Funds	2.7%
Top ten holdings
Microsoft Corp.	9.1%
Alphabet, Inc., "A"	8.3%
Apple, Inc.	8.2%
NVIDIA Corp.	7.3%
Broadcom, Inc.	7.2%
Cisco Systems, Inc.	3.1%
Advanced Micro Devices	3.0%
Arista Networks, Inc.	2.9%
Shopify, Inc.	2.7%
JFrog Ltd.	2.7%
Top five industries
Software	33.6%
Semiconductor & Electronic Components	31.9%
Hardware, Peripherals, & Assembly	19.8%
Interactive Media Services	11.2%
Electrical Equipment	2.0%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	9.1%
Alphabet, Inc., "A"	8.3%
Apple, Inc.	8.2%
NVIDIA Corp.	7.3%
Broadcom, Inc.	7.2%
Cisco Systems, Inc.	3.1%
Advanced Micro Devices	3.0%
Arista Networks, Inc.	2.9%
Shopify, Inc.	2.7%
JFrog Ltd.	2.7%

C000002253 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Technology Fund
Class Name	Class I
Trading Symbol	MTCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$99	0.86%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class I shares of the MFS Technology Fund (fund) provided a total return of 29.30%, at net asset value. This compares with a return of 20.38% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's North American Technology Sector Index, generated a return of 41.03%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Standard & Poor’s North American Technology Sector Index:
    The combination of stock selection and an overweight position in the semi & electronic components industry benefited the fund's relative performance.
    The fund's underweight position in the entertainment & leisure industry also helped relative returns.
  Top detractors from performance relative to the Standard & Poor’s North American Technology Sector Index:
    Stock selection within the hardware, peripherals & assembly industry held back relative performance.
    The combination of stock selection and overweight positions in both the software and business services industries further weakened the fund's relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	29.30%	12.81%	19.48%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	20.38%	12.79%	15.37%
Standard & Poor's North American Technology Sector Index ∆	41.03%	18.59%	24.26%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 2,372,124,346
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 15,777,828	[42]
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	2,372,124,346	Total Management Fee ($)#:	15,777,828
Total Number of Holdings:	54	Portfolio Turnover Rate (%):	59
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	97.3%
Money Market Funds	2.7%
Top ten holdings
Microsoft Corp.	9.1%
Alphabet, Inc., "A"	8.3%
Apple, Inc.	8.2%
NVIDIA Corp.	7.3%
Broadcom, Inc.	7.2%
Cisco Systems, Inc.	3.1%
Advanced Micro Devices	3.0%
Arista Networks, Inc.	2.9%
Shopify, Inc.	2.7%
JFrog Ltd.	2.7%
Top five industries
Software	33.6%
Semiconductor & Electronic Components	31.9%
Hardware, Peripherals, & Assembly	19.8%
Interactive Media Services	11.2%
Electrical Equipment	2.0%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	9.1%
Alphabet, Inc., "A"	8.3%
Apple, Inc.	8.2%
NVIDIA Corp.	7.3%
Broadcom, Inc.	7.2%
Cisco Systems, Inc.	3.1%
Advanced Micro Devices	3.0%
Arista Networks, Inc.	2.9%
Shopify, Inc.	2.7%
JFrog Ltd.	2.7%

C000002252 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Technology Fund
Class Name	Class C
Trading Symbol	MTCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$212	1.86%

Expenses Paid, Amount	$ 212
Expense Ratio, Percent	1.86%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class C shares of the MFS Technology Fund (fund) provided a total return of 27.98%, at net asset value. This compares with a return of 20.38% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's North American Technology Sector Index, generated a return of 41.03%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Standard & Poor’s North American Technology Sector Index:
    The combination of stock selection and an overweight position in the semi & electronic components industry benefited the fund's relative performance.
    The fund's underweight position in the entertainment & leisure industry also helped relative returns.
  Top detractors from performance relative to the Standard & Poor’s North American Technology Sector Index:
    Stock selection within the hardware, peripherals & assembly industry held back relative performance.
    The combination of stock selection and overweight positions in both the software and business services industries further weakened the fund's relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	27.98%	11.68%	18.29%
C with CDSC (1% for 12 months)×	26.98%	11.68%	18.29%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	20.38%	12.79%	15.37%
Standard & Poor's North American Technology Sector Index ∆	41.03%	18.59%	24.26%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 2,372,124,346
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 15,777,828	[43]
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	2,372,124,346	Total Management Fee ($)#:	15,777,828
Total Number of Holdings:	54	Portfolio Turnover Rate (%):	59
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	97.3%
Money Market Funds	2.7%
Top ten holdings
Microsoft Corp.	9.1%
Alphabet, Inc., "A"	8.3%
Apple, Inc.	8.2%
NVIDIA Corp.	7.3%
Broadcom, Inc.	7.2%
Cisco Systems, Inc.	3.1%
Advanced Micro Devices	3.0%
Arista Networks, Inc.	2.9%
Shopify, Inc.	2.7%
JFrog Ltd.	2.7%
Top five industries
Software	33.6%
Semiconductor & Electronic Components	31.9%
Hardware, Peripherals, & Assembly	19.8%
Interactive Media Services	11.2%
Electrical Equipment	2.0%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	9.1%
Alphabet, Inc., "A"	8.3%
Apple, Inc.	8.2%
NVIDIA Corp.	7.3%
Broadcom, Inc.	7.2%
Cisco Systems, Inc.	3.1%
Advanced Micro Devices	3.0%
Arista Networks, Inc.	2.9%
Shopify, Inc.	2.7%
JFrog Ltd.	2.7%

C000002251 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Technology Fund
Class Name	Class B
Trading Symbol	MTCBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$212	1.86%

Expenses Paid, Amount	$ 212
Expense Ratio, Percent	1.86%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class B shares of the MFS Technology Fund (fund) provided a total return of 27.99%, at net asset value. This compares with a return of 20.38% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's North American Technology Sector Index, generated a return of 41.03%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Standard & Poor’s North American Technology Sector Index:
    The combination of stock selection and an overweight position in the semi & electronic components industry benefited the fund's relative performance.
    The fund's underweight position in the entertainment & leisure industry also helped relative returns.
  Top detractors from performance relative to the Standard & Poor’s North American Technology Sector Index:
    Stock selection within the hardware, peripherals & assembly industry held back relative performance.
    The combination of stock selection and overweight positions in both the software and business services industries further weakened the fund's relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	27.99%	11.68%	18.29%
B with CDSC (declining over six years from 4% to 0%)×	23.99%	11.49%	18.29%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	20.38%	12.79%	15.37%
Standard & Poor's North American Technology Sector Index ∆	41.03%	18.59%	24.26%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 2,372,124,346
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 15,777,828	[44]
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	2,372,124,346	Total Management Fee ($)#:	15,777,828
Total Number of Holdings:	54	Portfolio Turnover Rate (%):	59
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	97.3%
Money Market Funds	2.7%
Top ten holdings
Microsoft Corp.	9.1%
Alphabet, Inc., "A"	8.3%
Apple, Inc.	8.2%
NVIDIA Corp.	7.3%
Broadcom, Inc.	7.2%
Cisco Systems, Inc.	3.1%
Advanced Micro Devices	3.0%
Arista Networks, Inc.	2.9%
Shopify, Inc.	2.7%
JFrog Ltd.	2.7%
Top five industries
Software	33.6%
Semiconductor & Electronic Components	31.9%
Hardware, Peripherals, & Assembly	19.8%
Interactive Media Services	11.2%
Electrical Equipment	2.0%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	9.1%
Alphabet, Inc., "A"	8.3%
Apple, Inc.	8.2%
NVIDIA Corp.	7.3%
Broadcom, Inc.	7.2%
Cisco Systems, Inc.	3.1%
Advanced Micro Devices	3.0%
Arista Networks, Inc.	2.9%
Shopify, Inc.	2.7%
JFrog Ltd.	2.7%

C000002249 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Technology Fund
Class Name	Class A
Trading Symbol	MTCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$127	1.11%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class A shares of the MFS Technology Fund (fund) provided a total return of 28.97%, at net asset value. This compares with a return of 20.38% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's North American Technology Sector Index, generated a return of 41.03%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Standard & Poor’s North American Technology Sector Index:
    The combination of stock selection and an overweight position in the semi & electronic components industry benefited the fund's relative performance.
    The fund's underweight position in the entertainment & leisure industry also helped relative returns.
  Top detractors from performance relative to the Standard & Poor’s North American Technology Sector Index:
    Stock selection within the hardware, peripherals & assembly industry held back relative performance.
    The combination of stock selection and overweight positions in both the software and business services industries further weakened the fund's relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	28.97%	12.53%	19.18%
A with initial sales charge (5.75%)	21.55%	11.20%	18.48%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	20.38%	12.79%	15.37%
Standard & Poor's North American Technology Sector Index ∆	41.03%	18.59%	24.26%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 2,372,124,346
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 15,777,828	[45]
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	2,372,124,346	Total Management Fee ($)#:	15,777,828
Total Number of Holdings:	54	Portfolio Turnover Rate (%):	59
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	97.3%
Money Market Funds	2.7%
Top ten holdings
Microsoft Corp.	9.1%
Alphabet, Inc., "A"	8.3%
Apple, Inc.	8.2%
NVIDIA Corp.	7.3%
Broadcom, Inc.	7.2%
Cisco Systems, Inc.	3.1%
Advanced Micro Devices	3.0%
Arista Networks, Inc.	2.9%
Shopify, Inc.	2.7%
JFrog Ltd.	2.7%
Top five industries
Software	33.6%
Semiconductor & Electronic Components	31.9%
Hardware, Peripherals, & Assembly	19.8%
Interactive Media Services	11.2%
Electrical Equipment	2.0%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	9.1%
Alphabet, Inc., "A"	8.3%
Apple, Inc.	8.2%
NVIDIA Corp.	7.3%
Broadcom, Inc.	7.2%
Cisco Systems, Inc.	3.1%
Advanced Micro Devices	3.0%
Arista Networks, Inc.	2.9%
Shopify, Inc.	2.7%
JFrog Ltd.	2.7%

C000002259 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Value Fund
Class Name	Class A
Trading Symbol	MEIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Value Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$85	0.80%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class A shares of the MFS Value Fund (fund) provided a total return of 13.53%, at net asset value. This compares with a return of 20.10% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 29.72%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Russell 1000® Value Index:
    The fund's underweight position in the consumer discretionary sector benefited relative performance.
    An underweight position and stock selection in the real estate sector further supported relative returns.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Stock selection and an underweight position in the information technology sector weighed on relative performance.
    The fund's overweight position and stock selection in the industrials sector detracted from relative returns. An overweight position in the financials sector further weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	13.53%	7.97%	9.96%
A with initial sales charge (5.75%)	7.00%	6.70%	9.31%
Comparative Benchmark(s)
Russell 3000® Index ∆	20.10%	11.80%	14.84%
Russell 1000® Value Index ∆	29.72%	11.84%	11.76%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Jun. 10, 2026
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 46,014,206,763
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 230,847,371	[46]
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	46,014,206,763	Total Management Fee ($)#:	230,847,371
Total Number of Holdings:	70	Portfolio Turnover Rate (%):	29
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Financials	26.1%
Industrials	14.8%
Information Technology	14.3%
Health Care	14.0%
Consumer Discretionary	9.1%
Utilities	7.2%
Energy	6.6%
Consumer Staples	4.2%
Real Estate	1.5%
Materials	1.0%
Communication Services	0.8%
Top ten holdings
Amazon.com, Inc.	5.5%
Microsoft Corp.	5.5%
JPMorgan Chase & Co.	4.1%
Apple, Inc.	3.0%
Cigna Group	2.5%
Johnson & Johnson	2.4%
ExxonMobil Holdings Corp.	2.3%
RTX Corp.	2.2%
Morgan Stanley	2.1%
ConocoPhillips	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Amazon.com, Inc.	5.5%
Microsoft Corp.	5.5%
JPMorgan Chase & Co.	4.1%
Apple, Inc.	3.0%
Cigna Group	2.5%
Johnson & Johnson	2.4%
ExxonMobil Holdings Corp.	2.3%
RTX Corp.	2.2%
Morgan Stanley	2.1%
ConocoPhillips	2.0%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective June 10, 2026, the MFS Value Fund adopted a policy to invest at least 80% of its net assets in value companies and expanded on the factors used to define value companies.

Material Fund Change Strategies [Text Block]	Effective June 10, 2026, the MFS Value Fund adopted a policy to invest at least 80% of its net assets in value companies and expanded on the factors used to define value companies.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000002264 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Value Fund
Class Name	Class B
Trading Symbol	MFEBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Value Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$165	1.55%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class B shares of the MFS Value Fund (fund) provided a total return of 12.68%, at net asset value. This compares with a return of 20.10% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 29.72%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Russell 1000® Value Index:
    The fund's underweight position in the consumer discretionary sector benefited relative performance.
    An underweight position and stock selection in the real estate sector further supported relative returns.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Stock selection and an underweight position in the information technology sector weighed on relative performance.
    The fund's overweight position and stock selection in the industrials sector detracted from relative returns. An overweight position in the financials sector further weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	12.68%	7.16%	9.14%
B with CDSC (declining over six years from 4% to 0%)×	8.68%	6.86%	9.14%
Comparative Benchmark(s)
Russell 3000® Index ∆	20.10%	11.80%	14.84%
Russell 1000® Value Index ∆	29.72%	11.84%	11.76%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Jun. 10, 2026
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 46,014,206,763
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 230,847,371	[47]
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	46,014,206,763	Total Management Fee ($)#:	230,847,371
Total Number of Holdings:	70	Portfolio Turnover Rate (%):	29
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Financials	26.1%
Industrials	14.8%
Information Technology	14.3%
Health Care	14.0%
Consumer Discretionary	9.1%
Utilities	7.2%
Energy	6.6%
Consumer Staples	4.2%
Real Estate	1.5%
Materials	1.0%
Communication Services	0.8%
Top ten holdings
Amazon.com, Inc.	5.5%
Microsoft Corp.	5.5%
JPMorgan Chase & Co.	4.1%
Apple, Inc.	3.0%
Cigna Group	2.5%
Johnson & Johnson	2.4%
ExxonMobil Holdings Corp.	2.3%
RTX Corp.	2.2%
Morgan Stanley	2.1%
ConocoPhillips	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Amazon.com, Inc.	5.5%
Microsoft Corp.	5.5%
JPMorgan Chase & Co.	4.1%
Apple, Inc.	3.0%
Cigna Group	2.5%
Johnson & Johnson	2.4%
ExxonMobil Holdings Corp.	2.3%
RTX Corp.	2.2%
Morgan Stanley	2.1%
ConocoPhillips	2.0%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective June 10, 2026, the MFS Value Fund adopted a policy to invest at least 80% of its net assets in value companies and expanded on the factors used to define value companies.

Material Fund Change Strategies [Text Block]	Effective June 10, 2026, the MFS Value Fund adopted a policy to invest at least 80% of its net assets in value companies and expanded on the factors used to define value companies.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000002265 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Value Fund
Class Name	Class C
Trading Symbol	MEICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Value Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$165	1.55%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class C shares of the MFS Value Fund (fund) provided a total return of 12.70%, at net asset value. This compares with a return of 20.10% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 29.72%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Russell 1000® Value Index:
    The fund's underweight position in the consumer discretionary sector benefited relative performance.
    An underweight position and stock selection in the real estate sector further supported relative returns.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Stock selection and an underweight position in the information technology sector weighed on relative performance.
    The fund's overweight position and stock selection in the industrials sector detracted from relative returns. An overweight position in the financials sector further weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	12.70%	7.17%	9.14%
C with CDSC (1% for 12 months)×	11.70%	7.17%	9.14%
Comparative Benchmark(s)
Russell 3000® Index ∆	20.10%	11.80%	14.84%
Russell 1000® Value Index ∆	29.72%	11.84%	11.76%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Jun. 10, 2026
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 46,014,206,763
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 230,847,371	[48]
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	46,014,206,763	Total Management Fee ($)#:	230,847,371
Total Number of Holdings:	70	Portfolio Turnover Rate (%):	29
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Financials	26.1%
Industrials	14.8%
Information Technology	14.3%
Health Care	14.0%
Consumer Discretionary	9.1%
Utilities	7.2%
Energy	6.6%
Consumer Staples	4.2%
Real Estate	1.5%
Materials	1.0%
Communication Services	0.8%
Top ten holdings
Amazon.com, Inc.	5.5%
Microsoft Corp.	5.5%
JPMorgan Chase & Co.	4.1%
Apple, Inc.	3.0%
Cigna Group	2.5%
Johnson & Johnson	2.4%
ExxonMobil Holdings Corp.	2.3%
RTX Corp.	2.2%
Morgan Stanley	2.1%
ConocoPhillips	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Amazon.com, Inc.	5.5%
Microsoft Corp.	5.5%
JPMorgan Chase & Co.	4.1%
Apple, Inc.	3.0%
Cigna Group	2.5%
Johnson & Johnson	2.4%
ExxonMobil Holdings Corp.	2.3%
RTX Corp.	2.2%
Morgan Stanley	2.1%
ConocoPhillips	2.0%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective June 10, 2026, the MFS Value Fund adopted a policy to invest at least 80% of its net assets in value companies and expanded on the factors used to define value companies.

Material Fund Change Strategies [Text Block]	Effective June 10, 2026, the MFS Value Fund adopted a policy to invest at least 80% of its net assets in value companies and expanded on the factors used to define value companies.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000002266 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Value Fund
Class Name	Class I
Trading Symbol	MEIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Value Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$59	0.55%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class I shares of the MFS Value Fund (fund) provided a total return of 13.80%, at net asset value. This compares with a return of 20.10% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 29.72%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Russell 1000® Value Index:
    The fund's underweight position in the consumer discretionary sector benefited relative performance.
    An underweight position and stock selection in the real estate sector further supported relative returns.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Stock selection and an underweight position in the information technology sector weighed on relative performance.
    The fund's overweight position and stock selection in the industrials sector detracted from relative returns. An overweight position in the financials sector further weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	13.80%	8.24%	10.24%
Comparative Benchmark(s)
Russell 3000® Index ∆	20.10%	11.80%	14.84%
Russell 1000® Value Index ∆	29.72%	11.84%	11.76%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Jun. 10, 2026
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 46,014,206,763
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 230,847,371	[49]
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	46,014,206,763	Total Management Fee ($)#:	230,847,371
Total Number of Holdings:	70	Portfolio Turnover Rate (%):	29
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Financials	26.1%
Industrials	14.8%
Information Technology	14.3%
Health Care	14.0%
Consumer Discretionary	9.1%
Utilities	7.2%
Energy	6.6%
Consumer Staples	4.2%
Real Estate	1.5%
Materials	1.0%
Communication Services	0.8%
Top ten holdings
Amazon.com, Inc.	5.5%
Microsoft Corp.	5.5%
JPMorgan Chase & Co.	4.1%
Apple, Inc.	3.0%
Cigna Group	2.5%
Johnson & Johnson	2.4%
ExxonMobil Holdings Corp.	2.3%
RTX Corp.	2.2%
Morgan Stanley	2.1%
ConocoPhillips	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Amazon.com, Inc.	5.5%
Microsoft Corp.	5.5%
JPMorgan Chase & Co.	4.1%
Apple, Inc.	3.0%
Cigna Group	2.5%
Johnson & Johnson	2.4%
ExxonMobil Holdings Corp.	2.3%
RTX Corp.	2.2%
Morgan Stanley	2.1%
ConocoPhillips	2.0%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective June 10, 2026, the MFS Value Fund adopted a policy to invest at least 80% of its net assets in value companies and expanded on the factors used to define value companies.

Material Fund Change Strategies [Text Block]	Effective June 10, 2026, the MFS Value Fund adopted a policy to invest at least 80% of its net assets in value companies and expanded on the factors used to define value companies.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000002268 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Value Fund
Class Name	Class R1
Trading Symbol	MEIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Value Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$165	1.55%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R1 shares of the MFS Value Fund (fund) provided a total return of 12.68%, at net asset value. This compares with a return of 20.10% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 29.72%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Russell 1000® Value Index:
    The fund's underweight position in the consumer discretionary sector benefited relative performance.
    An underweight position and stock selection in the real estate sector further supported relative returns.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Stock selection and an underweight position in the information technology sector weighed on relative performance.
    The fund's overweight position and stock selection in the industrials sector detracted from relative returns. An overweight position in the financials sector further weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	12.68%	7.17%	9.14%
Comparative Benchmark(s)
Russell 3000® Index ∆	20.10%	11.80%	14.84%
Russell 1000® Value Index ∆	29.72%	11.84%	11.76%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Jun. 10, 2026
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 46,014,206,763
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 230,847,371	[50]
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	46,014,206,763	Total Management Fee ($)#:	230,847,371
Total Number of Holdings:	70	Portfolio Turnover Rate (%):	29
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Financials	26.1%
Industrials	14.8%
Information Technology	14.3%
Health Care	14.0%
Consumer Discretionary	9.1%
Utilities	7.2%
Energy	6.6%
Consumer Staples	4.2%
Real Estate	1.5%
Materials	1.0%
Communication Services	0.8%
Top ten holdings
Amazon.com, Inc.	5.5%
Microsoft Corp.	5.5%
JPMorgan Chase & Co.	4.1%
Apple, Inc.	3.0%
Cigna Group	2.5%
Johnson & Johnson	2.4%
ExxonMobil Holdings Corp.	2.3%
RTX Corp.	2.2%
Morgan Stanley	2.1%
ConocoPhillips	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Amazon.com, Inc.	5.5%
Microsoft Corp.	5.5%
JPMorgan Chase & Co.	4.1%
Apple, Inc.	3.0%
Cigna Group	2.5%
Johnson & Johnson	2.4%
ExxonMobil Holdings Corp.	2.3%
RTX Corp.	2.2%
Morgan Stanley	2.1%
ConocoPhillips	2.0%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective June 10, 2026, the MFS Value Fund adopted a policy to invest at least 80% of its net assets in value companies and expanded on the factors used to define value companies.

Material Fund Change Strategies [Text Block]	Effective June 10, 2026, the MFS Value Fund adopted a policy to invest at least 80% of its net assets in value companies and expanded on the factors used to define value companies.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000002270 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Value Fund
Class Name	Class R2
Trading Symbol	MVRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Value Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$112	1.05%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R2 shares of the MFS Value Fund (fund) provided a total return of 13.24%, at net asset value. This compares with a return of 20.10% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 29.72%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Russell 1000® Value Index:
    The fund's underweight position in the consumer discretionary sector benefited relative performance.
    An underweight position and stock selection in the real estate sector further supported relative returns.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Stock selection and an underweight position in the information technology sector weighed on relative performance.
    The fund's overweight position and stock selection in the industrials sector detracted from relative returns. An overweight position in the financials sector further weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	13.24%	7.70%	9.68%
Comparative Benchmark(s)
Russell 3000® Index ∆	20.10%	11.80%	14.84%
Russell 1000® Value Index ∆	29.72%	11.84%	11.76%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Jun. 10, 2026
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 46,014,206,763
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 230,847,371	[51]
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	46,014,206,763	Total Management Fee ($)#:	230,847,371
Total Number of Holdings:	70	Portfolio Turnover Rate (%):	29
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Financials	26.1%
Industrials	14.8%
Information Technology	14.3%
Health Care	14.0%
Consumer Discretionary	9.1%
Utilities	7.2%
Energy	6.6%
Consumer Staples	4.2%
Real Estate	1.5%
Materials	1.0%
Communication Services	0.8%
Top ten holdings
Amazon.com, Inc.	5.5%
Microsoft Corp.	5.5%
JPMorgan Chase & Co.	4.1%
Apple, Inc.	3.0%
Cigna Group	2.5%
Johnson & Johnson	2.4%
ExxonMobil Holdings Corp.	2.3%
RTX Corp.	2.2%
Morgan Stanley	2.1%
ConocoPhillips	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Amazon.com, Inc.	5.5%
Microsoft Corp.	5.5%
JPMorgan Chase & Co.	4.1%
Apple, Inc.	3.0%
Cigna Group	2.5%
Johnson & Johnson	2.4%
ExxonMobil Holdings Corp.	2.3%
RTX Corp.	2.2%
Morgan Stanley	2.1%
ConocoPhillips	2.0%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective June 10, 2026, the MFS Value Fund adopted a policy to invest at least 80% of its net assets in value companies and expanded on the factors used to define value companies.

Material Fund Change Strategies [Text Block]	Effective June 10, 2026, the MFS Value Fund adopted a policy to invest at least 80% of its net assets in value companies and expanded on the factors used to define value companies.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000002271 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Value Fund
Class Name	Class R3
Trading Symbol	MEIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Value Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$85	0.80%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R3 shares of the MFS Value Fund (fund) provided a total return of 13.54%, at net asset value. This compares with a return of 20.10% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 29.72%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Russell 1000® Value Index:
    The fund's underweight position in the consumer discretionary sector benefited relative performance.
    An underweight position and stock selection in the real estate sector further supported relative returns.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Stock selection and an underweight position in the information technology sector weighed on relative performance.
    The fund's overweight position and stock selection in the industrials sector detracted from relative returns. An overweight position in the financials sector further weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	13.54%	7.98%	9.96%
Comparative Benchmark(s)
Russell 3000® Index ∆	20.10%	11.80%	14.84%
Russell 1000® Value Index ∆	29.72%	11.84%	11.76%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Jun. 10, 2026
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 46,014,206,763
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 230,847,371	[52]
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	46,014,206,763	Total Management Fee ($)#:	230,847,371
Total Number of Holdings:	70	Portfolio Turnover Rate (%):	29
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Financials	26.1%
Industrials	14.8%
Information Technology	14.3%
Health Care	14.0%
Consumer Discretionary	9.1%
Utilities	7.2%
Energy	6.6%
Consumer Staples	4.2%
Real Estate	1.5%
Materials	1.0%
Communication Services	0.8%
Top ten holdings
Amazon.com, Inc.	5.5%
Microsoft Corp.	5.5%
JPMorgan Chase & Co.	4.1%
Apple, Inc.	3.0%
Cigna Group	2.5%
Johnson & Johnson	2.4%
ExxonMobil Holdings Corp.	2.3%
RTX Corp.	2.2%
Morgan Stanley	2.1%
ConocoPhillips	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Amazon.com, Inc.	5.5%
Microsoft Corp.	5.5%
JPMorgan Chase & Co.	4.1%
Apple, Inc.	3.0%
Cigna Group	2.5%
Johnson & Johnson	2.4%
ExxonMobil Holdings Corp.	2.3%
RTX Corp.	2.2%
Morgan Stanley	2.1%
ConocoPhillips	2.0%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective June 10, 2026, the MFS Value Fund adopted a policy to invest at least 80% of its net assets in value companies and expanded on the factors used to define value companies.

Material Fund Change Strategies [Text Block]	Effective June 10, 2026, the MFS Value Fund adopted a policy to invest at least 80% of its net assets in value companies and expanded on the factors used to define value companies.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000002260 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Value Fund
Class Name	Class R4
Trading Symbol	MEIJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Value Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$59	0.55%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R4 shares of the MFS Value Fund (fund) provided a total return of 13.82%, at net asset value. This compares with a return of 20.10% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 29.72%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Russell 1000® Value Index:
    The fund's underweight position in the consumer discretionary sector benefited relative performance.
    An underweight position and stock selection in the real estate sector further supported relative returns.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Stock selection and an underweight position in the information technology sector weighed on relative performance.
    The fund's overweight position and stock selection in the industrials sector detracted from relative returns. An overweight position in the financials sector further weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	13.82%	8.24%	10.24%
Comparative Benchmark(s)
Russell 3000® Index ∆	20.10%	11.80%	14.84%
Russell 1000® Value Index ∆	29.72%	11.84%	11.76%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Jun. 10, 2026
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 46,014,206,763
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 230,847,371	[53]
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	46,014,206,763	Total Management Fee ($)#:	230,847,371
Total Number of Holdings:	70	Portfolio Turnover Rate (%):	29
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Financials	26.1%
Industrials	14.8%
Information Technology	14.3%
Health Care	14.0%
Consumer Discretionary	9.1%
Utilities	7.2%
Energy	6.6%
Consumer Staples	4.2%
Real Estate	1.5%
Materials	1.0%
Communication Services	0.8%
Top ten holdings
Amazon.com, Inc.	5.5%
Microsoft Corp.	5.5%
JPMorgan Chase & Co.	4.1%
Apple, Inc.	3.0%
Cigna Group	2.5%
Johnson & Johnson	2.4%
ExxonMobil Holdings Corp.	2.3%
RTX Corp.	2.2%
Morgan Stanley	2.1%
ConocoPhillips	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Amazon.com, Inc.	5.5%
Microsoft Corp.	5.5%
JPMorgan Chase & Co.	4.1%
Apple, Inc.	3.0%
Cigna Group	2.5%
Johnson & Johnson	2.4%
ExxonMobil Holdings Corp.	2.3%
RTX Corp.	2.2%
Morgan Stanley	2.1%
ConocoPhillips	2.0%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective June 10, 2026, the MFS Value Fund adopted a policy to invest at least 80% of its net assets in value companies and expanded on the factors used to define value companies.

Material Fund Change Strategies [Text Block]	Effective June 10, 2026, the MFS Value Fund adopted a policy to invest at least 80% of its net assets in value companies and expanded on the factors used to define value companies.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000033014 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Value Fund
Class Name	Class R6
Trading Symbol	MEIKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Value Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$47	0.44%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R6 shares of the MFS Value Fund (fund) provided a total return of 13.93%, at net asset value. This compares with a return of 20.10% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 29.72%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Russell 1000® Value Index:
    The fund's underweight position in the consumer discretionary sector benefited relative performance.
    An underweight position and stock selection in the real estate sector further supported relative returns.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Stock selection and an underweight position in the information technology sector weighed on relative performance.
    The fund's overweight position and stock selection in the industrials sector detracted from relative returns. An overweight position in the financials sector further weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	13.93%	8.36%	10.35%
Comparative Benchmark(s)
Russell 3000® Index ∆	20.10%	11.80%	14.84%
Russell 1000® Value Index ∆	29.72%	11.84%	11.76%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Jun. 10, 2026
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 46,014,206,763
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 230,847,371	[54]
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	46,014,206,763	Total Management Fee ($)#:	230,847,371
Total Number of Holdings:	70	Portfolio Turnover Rate (%):	29
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Financials	26.1%
Industrials	14.8%
Information Technology	14.3%
Health Care	14.0%
Consumer Discretionary	9.1%
Utilities	7.2%
Energy	6.6%
Consumer Staples	4.2%
Real Estate	1.5%
Materials	1.0%
Communication Services	0.8%
Top ten holdings
Amazon.com, Inc.	5.5%
Microsoft Corp.	5.5%
JPMorgan Chase & Co.	4.1%
Apple, Inc.	3.0%
Cigna Group	2.5%
Johnson & Johnson	2.4%
ExxonMobil Holdings Corp.	2.3%
RTX Corp.	2.2%
Morgan Stanley	2.1%
ConocoPhillips	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Amazon.com, Inc.	5.5%
Microsoft Corp.	5.5%
JPMorgan Chase & Co.	4.1%
Apple, Inc.	3.0%
Cigna Group	2.5%
Johnson & Johnson	2.4%
ExxonMobil Holdings Corp.	2.3%
RTX Corp.	2.2%
Morgan Stanley	2.1%
ConocoPhillips	2.0%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective June 10, 2026, the MFS Value Fund adopted a policy to invest at least 80% of its net assets in value companies and expanded on the factors used to define value companies.

Material Fund Change Strategies [Text Block]	Effective June 10, 2026, the MFS Value Fund adopted a policy to invest at least 80% of its net assets in value companies and expanded on the factors used to define value companies.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000132021 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low VolatilityEquity Fund
Class Name	Class R6
Trading Symbol	MLVTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$59	0.56%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R6 shares of the MFS Low Volatility Equity Fund (fund) provided a total return of 11.44%, at net asset value. This compares with a return of 20.38% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Stock selection and an underweight position in the communication services sector benefited the fund's relative performance.
    Stock selection in the financial sector, along with an overweight position and favorable stock selection in the health care sector, also supported relative results.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Stock selection and an underweight position in the information technology sector held back relative performance.
    Stock selection and overweight positions in the consumer staples and industrials sectors also weighed on the fund's relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	11.44%	7.33%	11.19%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	20.38%	12.79%	15.37%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 317,343,526
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 1,656,252	[55]
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	317,343,526	Total Management Fee ($)#:	1,656,252
Total Number of Holdings:	97	Portfolio Turnover Rate (%):	49
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Equity sectors
Information Technology	27.7%
Health Care	14.4%
Financials	12.8%
Consumer Staples	10.4%
Industrials	7.4%
Utilities	6.9%
Consumer Discretionary	5.7%
Energy	5.3%
Communication Services	5.1%
Real Estate	3.5%
Materials	0.5%
Top ten holdings
NVIDIA Corp.	3.8%
Valero Energy Corp.	3.3%
Johnson & Johnson	3.1%
Alphabet, Inc., "A"	3.0%
McKesson Corp.	2.9%
Monster Worldwide, Inc.	2.8%
Teledyne Technologies, Inc.	2.8%
Apple, Inc.	2.8%
Merck & Co., Inc.	2.7%
Microsoft Corp.	2.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	3.8%
Valero Energy Corp.	3.3%
Johnson & Johnson	3.1%
Alphabet, Inc., "A"	3.0%
McKesson Corp.	2.9%
Monster Worldwide, Inc.	2.8%
Teledyne Technologies, Inc.	2.8%
Apple, Inc.	2.8%
Merck & Co., Inc.	2.7%
Microsoft Corp.	2.7%

C000132020 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low VolatilityEquity Fund
Class Name	Class R4
Trading Symbol	MLVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$68	0.64%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R4 shares of the MFS Low Volatility Equity Fund (fund) provided a total return of 11.37%, at net asset value. This compares with a return of 20.38% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Stock selection and an underweight position in the communication services sector benefited the fund's relative performance.
    Stock selection in the financial sector, along with an overweight position and favorable stock selection in the health care sector, also supported relative results.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Stock selection and an underweight position in the information technology sector held back relative performance.
    Stock selection and overweight positions in the consumer staples and industrials sectors also weighed on the fund's relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	11.37%	7.23%	11.08%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	20.38%	12.79%	15.37%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 317,343,526
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 1,656,252	[56]
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	317,343,526	Total Management Fee ($)#:	1,656,252
Total Number of Holdings:	97	Portfolio Turnover Rate (%):	49
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Equity sectors
Information Technology	27.7%
Health Care	14.4%
Financials	12.8%
Consumer Staples	10.4%
Industrials	7.4%
Utilities	6.9%
Consumer Discretionary	5.7%
Energy	5.3%
Communication Services	5.1%
Real Estate	3.5%
Materials	0.5%
Top ten holdings
NVIDIA Corp.	3.8%
Valero Energy Corp.	3.3%
Johnson & Johnson	3.1%
Alphabet, Inc., "A"	3.0%
McKesson Corp.	2.9%
Monster Worldwide, Inc.	2.8%
Teledyne Technologies, Inc.	2.8%
Apple, Inc.	2.8%
Merck & Co., Inc.	2.7%
Microsoft Corp.	2.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	3.8%
Valero Energy Corp.	3.3%
Johnson & Johnson	3.1%
Alphabet, Inc., "A"	3.0%
McKesson Corp.	2.9%
Monster Worldwide, Inc.	2.8%
Teledyne Technologies, Inc.	2.8%
Apple, Inc.	2.8%
Merck & Co., Inc.	2.7%
Microsoft Corp.	2.7%

C000132019 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low VolatilityEquity Fund
Class Name	Class R3
Trading Symbol	MLVPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$94	0.89%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R3 shares of the MFS Low Volatility Equity Fund (fund) provided a total return of 11.05%, at net asset value. This compares with a return of 20.38% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Stock selection and an underweight position in the communication services sector benefited the fund's relative performance.
    Stock selection in the financial sector, along with an overweight position and favorable stock selection in the health care sector, also supported relative results.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Stock selection and an underweight position in the information technology sector held back relative performance.
    Stock selection and overweight positions in the consumer staples and industrials sectors also weighed on the fund's relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	11.05%	6.96%	10.82%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	20.38%	12.79%	15.37%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 317,343,526
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 1,656,252	[57]
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	317,343,526	Total Management Fee ($)#:	1,656,252
Total Number of Holdings:	97	Portfolio Turnover Rate (%):	49
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Equity sectors
Information Technology	27.7%
Health Care	14.4%
Financials	12.8%
Consumer Staples	10.4%
Industrials	7.4%
Utilities	6.9%
Consumer Discretionary	5.7%
Energy	5.3%
Communication Services	5.1%
Real Estate	3.5%
Materials	0.5%
Top ten holdings
NVIDIA Corp.	3.8%
Valero Energy Corp.	3.3%
Johnson & Johnson	3.1%
Alphabet, Inc., "A"	3.0%
McKesson Corp.	2.9%
Monster Worldwide, Inc.	2.8%
Teledyne Technologies, Inc.	2.8%
Apple, Inc.	2.8%
Merck & Co., Inc.	2.7%
Microsoft Corp.	2.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	3.8%
Valero Energy Corp.	3.3%
Johnson & Johnson	3.1%
Alphabet, Inc., "A"	3.0%
McKesson Corp.	2.9%
Monster Worldwide, Inc.	2.8%
Teledyne Technologies, Inc.	2.8%
Apple, Inc.	2.8%
Merck & Co., Inc.	2.7%
Microsoft Corp.	2.7%

C000132018 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low VolatilityEquity Fund
Class Name	Class R2
Trading Symbol	MLVOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$120	1.14%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R2 shares of the MFS Low Volatility Equity Fund (fund) provided a total return of 10.81%, at net asset value. This compares with a return of 20.38% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Stock selection and an underweight position in the communication services sector benefited the fund's relative performance.
    Stock selection in the financial sector, along with an overweight position and favorable stock selection in the health care sector, also supported relative results.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Stock selection and an underweight position in the information technology sector held back relative performance.
    Stock selection and overweight positions in the consumer staples and industrials sectors also weighed on the fund's relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	10.81%	6.70%	10.54%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	20.38%	12.79%	15.37%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 317,343,526
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 1,656,252	[58]
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	317,343,526	Total Management Fee ($)#:	1,656,252
Total Number of Holdings:	97	Portfolio Turnover Rate (%):	49
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Equity sectors
Information Technology	27.7%
Health Care	14.4%
Financials	12.8%
Consumer Staples	10.4%
Industrials	7.4%
Utilities	6.9%
Consumer Discretionary	5.7%
Energy	5.3%
Communication Services	5.1%
Real Estate	3.5%
Materials	0.5%
Top ten holdings
NVIDIA Corp.	3.8%
Valero Energy Corp.	3.3%
Johnson & Johnson	3.1%
Alphabet, Inc., "A"	3.0%
McKesson Corp.	2.9%
Monster Worldwide, Inc.	2.8%
Teledyne Technologies, Inc.	2.8%
Apple, Inc.	2.8%
Merck & Co., Inc.	2.7%
Microsoft Corp.	2.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	3.8%
Valero Energy Corp.	3.3%
Johnson & Johnson	3.1%
Alphabet, Inc., "A"	3.0%
McKesson Corp.	2.9%
Monster Worldwide, Inc.	2.8%
Teledyne Technologies, Inc.	2.8%
Apple, Inc.	2.8%
Merck & Co., Inc.	2.7%
Microsoft Corp.	2.7%

C000132017 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low VolatilityEquity Fund
Class Name	Class R1
Trading Symbol	MLVMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$172	1.64%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R1 shares of the MFS Low Volatility Equity Fund (fund) provided a total return of 10.29%, at net asset value. This compares with a return of 20.38% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Stock selection and an underweight position in the communication services sector benefited the fund's relative performance.
    Stock selection in the financial sector, along with an overweight position and favorable stock selection in the health care sector, also supported relative results.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Stock selection and an underweight position in the information technology sector held back relative performance.
    Stock selection and overweight positions in the consumer staples and industrials sectors also weighed on the fund's relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	10.29%	6.18%	9.98%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	20.38%	12.79%	15.37%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 317,343,526
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 1,656,252	[59]
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	317,343,526	Total Management Fee ($)#:	1,656,252
Total Number of Holdings:	97	Portfolio Turnover Rate (%):	49
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Equity sectors
Information Technology	27.7%
Health Care	14.4%
Financials	12.8%
Consumer Staples	10.4%
Industrials	7.4%
Utilities	6.9%
Consumer Discretionary	5.7%
Energy	5.3%
Communication Services	5.1%
Real Estate	3.5%
Materials	0.5%
Top ten holdings
NVIDIA Corp.	3.8%
Valero Energy Corp.	3.3%
Johnson & Johnson	3.1%
Alphabet, Inc., "A"	3.0%
McKesson Corp.	2.9%
Monster Worldwide, Inc.	2.8%
Teledyne Technologies, Inc.	2.8%
Apple, Inc.	2.8%
Merck & Co., Inc.	2.7%
Microsoft Corp.	2.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	3.8%
Valero Energy Corp.	3.3%
Johnson & Johnson	3.1%
Alphabet, Inc., "A"	3.0%
McKesson Corp.	2.9%
Monster Worldwide, Inc.	2.8%
Teledyne Technologies, Inc.	2.8%
Apple, Inc.	2.8%
Merck & Co., Inc.	2.7%
Microsoft Corp.	2.7%

C000132016 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low VolatilityEquity Fund
Class Name	Class I
Trading Symbol	MLVHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$68	0.64%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class I shares of the MFS Low Volatility Equity Fund (fund) provided a total return of 11.38%, at net asset value. This compares with a return of 20.38% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Stock selection and an underweight position in the communication services sector benefited the fund's relative performance.
    Stock selection in the financial sector, along with an overweight position and favorable stock selection in the health care sector, also supported relative results.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Stock selection and an underweight position in the information technology sector held back relative performance.
    Stock selection and overweight positions in the consumer staples and industrials sectors also weighed on the fund's relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	11.38%	7.23%	11.09%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	20.38%	12.79%	15.37%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 317,343,526
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 1,656,252	[60]
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	317,343,526	Total Management Fee ($)#:	1,656,252
Total Number of Holdings:	97	Portfolio Turnover Rate (%):	49
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Equity sectors
Information Technology	27.7%
Health Care	14.4%
Financials	12.8%
Consumer Staples	10.4%
Industrials	7.4%
Utilities	6.9%
Consumer Discretionary	5.7%
Energy	5.3%
Communication Services	5.1%
Real Estate	3.5%
Materials	0.5%
Top ten holdings
NVIDIA Corp.	3.8%
Valero Energy Corp.	3.3%
Johnson & Johnson	3.1%
Alphabet, Inc., "A"	3.0%
McKesson Corp.	2.9%
Monster Worldwide, Inc.	2.8%
Teledyne Technologies, Inc.	2.8%
Apple, Inc.	2.8%
Merck & Co., Inc.	2.7%
Microsoft Corp.	2.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	3.8%
Valero Energy Corp.	3.3%
Johnson & Johnson	3.1%
Alphabet, Inc., "A"	3.0%
McKesson Corp.	2.9%
Monster Worldwide, Inc.	2.8%
Teledyne Technologies, Inc.	2.8%
Apple, Inc.	2.8%
Merck & Co., Inc.	2.7%
Microsoft Corp.	2.7%

C000132015 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low VolatilityEquity Fund
Class Name	Class C
Trading Symbol	MLVGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$172	1.64%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class C shares of the MFS Low Volatility Equity Fund (fund) provided a total return of 10.27%, at net asset value. This compares with a return of 20.38% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Stock selection and an underweight position in the communication services sector benefited the fund's relative performance.
    Stock selection in the financial sector, along with an overweight position and favorable stock selection in the health care sector, also supported relative results.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Stock selection and an underweight position in the information technology sector held back relative performance.
    Stock selection and overweight positions in the consumer staples and industrials sectors also weighed on the fund's relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	10.27%	6.18%	9.99%
C with CDSC (1% for 12 months)×	9.31%	6.18%	9.99%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	20.38%	12.79%	15.37%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 317,343,526
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 1,656,252	[61]
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	317,343,526	Total Management Fee ($)#:	1,656,252
Total Number of Holdings:	97	Portfolio Turnover Rate (%):	49
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Equity sectors
Information Technology	27.7%
Health Care	14.4%
Financials	12.8%
Consumer Staples	10.4%
Industrials	7.4%
Utilities	6.9%
Consumer Discretionary	5.7%
Energy	5.3%
Communication Services	5.1%
Real Estate	3.5%
Materials	0.5%
Top ten holdings
NVIDIA Corp.	3.8%
Valero Energy Corp.	3.3%
Johnson & Johnson	3.1%
Alphabet, Inc., "A"	3.0%
McKesson Corp.	2.9%
Monster Worldwide, Inc.	2.8%
Teledyne Technologies, Inc.	2.8%
Apple, Inc.	2.8%
Merck & Co., Inc.	2.7%
Microsoft Corp.	2.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	3.8%
Valero Energy Corp.	3.3%
Johnson & Johnson	3.1%
Alphabet, Inc., "A"	3.0%
McKesson Corp.	2.9%
Monster Worldwide, Inc.	2.8%
Teledyne Technologies, Inc.	2.8%
Apple, Inc.	2.8%
Merck & Co., Inc.	2.7%
Microsoft Corp.	2.7%

C000132014 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low VolatilityEquity Fund
Class Name	Class B
Trading Symbol	MLVBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$172	1.64%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class B shares of the MFS Low Volatility Equity Fund (fund) provided a total return of 10.27%, at net asset value. This compares with a return of 20.38% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Stock selection and an underweight position in the communication services sector benefited the fund's relative performance.
    Stock selection in the financial sector, along with an overweight position and favorable stock selection in the health care sector, also supported relative results.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Stock selection and an underweight position in the information technology sector held back relative performance.
    Stock selection and overweight positions in the consumer staples and industrials sectors also weighed on the fund's relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	10.27%	6.17%	9.98%
B with CDSC (declining over six years from 4% to 0%)×	6.42%	5.90%	9.98%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	20.38%	12.79%	15.37%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 317,343,526
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 1,656,252	[62]
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	317,343,526	Total Management Fee ($)#:	1,656,252
Total Number of Holdings:	97	Portfolio Turnover Rate (%):	49
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Equity sectors
Information Technology	27.7%
Health Care	14.4%
Financials	12.8%
Consumer Staples	10.4%
Industrials	7.4%
Utilities	6.9%
Consumer Discretionary	5.7%
Energy	5.3%
Communication Services	5.1%
Real Estate	3.5%
Materials	0.5%
Top ten holdings
NVIDIA Corp.	3.8%
Valero Energy Corp.	3.3%
Johnson & Johnson	3.1%
Alphabet, Inc., "A"	3.0%
McKesson Corp.	2.9%
Monster Worldwide, Inc.	2.8%
Teledyne Technologies, Inc.	2.8%
Apple, Inc.	2.8%
Merck & Co., Inc.	2.7%
Microsoft Corp.	2.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	3.8%
Valero Energy Corp.	3.3%
Johnson & Johnson	3.1%
Alphabet, Inc., "A"	3.0%
McKesson Corp.	2.9%
Monster Worldwide, Inc.	2.8%
Teledyne Technologies, Inc.	2.8%
Apple, Inc.	2.8%
Merck & Co., Inc.	2.7%
Microsoft Corp.	2.7%

C000132013 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low VolatilityEquity Fund
Class Name	Class A
Trading Symbol	MLVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$94	0.89%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class A shares of the MFS Low Volatility Equity Fund (fund) provided a total return of 11.05%, at net asset value. This compares with a return of 20.38% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Stock selection and an underweight position in the communication services sector benefited the fund's relative performance.
    Stock selection in the financial sector, along with an overweight position and favorable stock selection in the health care sector, also supported relative results.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Stock selection and an underweight position in the information technology sector held back relative performance.
    Stock selection and overweight positions in the consumer staples and industrials sectors also weighed on the fund's relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	11.05%	6.96%	10.81%
A with initial sales charge (5.75%)	4.66%	5.71%	10.15%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	20.38%	12.79%	15.37%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 317,343,526
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 1,656,252	[63]
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	317,343,526	Total Management Fee ($)#:	1,656,252
Total Number of Holdings:	97	Portfolio Turnover Rate (%):	49
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Equity sectors
Information Technology	27.7%
Health Care	14.4%
Financials	12.8%
Consumer Staples	10.4%
Industrials	7.4%
Utilities	6.9%
Consumer Discretionary	5.7%
Energy	5.3%
Communication Services	5.1%
Real Estate	3.5%
Materials	0.5%
Top ten holdings
NVIDIA Corp.	3.8%
Valero Energy Corp.	3.3%
Johnson & Johnson	3.1%
Alphabet, Inc., "A"	3.0%
McKesson Corp.	2.9%
Monster Worldwide, Inc.	2.8%
Teledyne Technologies, Inc.	2.8%
Apple, Inc.	2.8%
Merck & Co., Inc.	2.7%
Microsoft Corp.	2.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	3.8%
Valero Energy Corp.	3.3%
Johnson & Johnson	3.1%
Alphabet, Inc., "A"	3.0%
McKesson Corp.	2.9%
Monster Worldwide, Inc.	2.8%
Teledyne Technologies, Inc.	2.8%
Apple, Inc.	2.8%
Merck & Co., Inc.	2.7%
Microsoft Corp.	2.7%

C000132022 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low Volatility GlobalEquity Fund
Class Name	Class A
Trading Symbol	MVGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$105	0.99%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class A shares of the MFS Low Volatility Global Equity Fund (fund) provided a total return of 11.98%, at net asset value. This compares with a return of 22.35% for the fund’s benchmark, the MSCI All Country World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI All Country World Index:
    Stock selection within both the health care and communication services sectors benefited the fund's relative performance.
  Top detractors from performance relative to the MSCI All Country World Index:
    Stock selection and an underweight position in the information technology sector held back relative returns.
    The fund's overweight position and stock selection in the consumer staples sector also weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	11.98%	8.50%	9.29%
A with initial sales charge (5.75%)	5.54%	7.22%	8.65%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.35%	10.88%	12.58%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 300,940,594
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 1,590,456	[64]
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	300,940,594	Total Management Fee ($)#:	1,590,456
Total Number of Holdings:	108	Portfolio Turnover Rate (%):	41
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Top ten holdings
Johnson & Johnson	3.2%
McKesson Corp.	2.9%
Colgate-Palmolive Co.	2.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.7%
Roche Holding AG	2.7%
DBS Group Holdings Ltd.	2.4%
Microsoft Corp.	2.3%
IG Group Holdings PLC	2.2%
Koninklijke KPN N.V.	2.2%
CLP Holdings Ltd.	2.1%
Issuer country weightings
United States	52.4%
Japan	7.9%
Canada	6.2%
United Kingdom	4.7%
Singapore	4.2%
Netherlands	3.0%
Taiwan	2.7%
Switzerland	2.7%
Italy	2.6%
Other Countries	13.6%

Largest Holdings [Text Block]
Top ten holdings
Johnson & Johnson	3.2%
McKesson Corp.	2.9%
Colgate-Palmolive Co.	2.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.7%
Roche Holding AG	2.7%
DBS Group Holdings Ltd.	2.4%
Microsoft Corp.	2.3%
IG Group Holdings PLC	2.2%
Koninklijke KPN N.V.	2.2%
CLP Holdings Ltd.	2.1%

C000132023 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low Volatility GlobalEquity Fund
Class Name	Class B
Trading Symbol	MVGBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$184	1.74%

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class B shares of the MFS Low Volatility Global Equity Fund (fund) provided a total return of 11.21%, at net asset value. This compares with a return of 22.35% for the fund’s benchmark, the MSCI All Country World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI All Country World Index:
    Stock selection within both the health care and communication services sectors benefited the fund's relative performance.
  Top detractors from performance relative to the MSCI All Country World Index:
    Stock selection and an underweight position in the information technology sector held back relative returns.
    The fund's overweight position and stock selection in the consumer staples sector also weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	11.21%	7.71%	8.47%
B with CDSC (declining over six years from 4% to 0%)×	7.21%	7.41%	8.47%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.35%	10.88%	12.58%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 300,940,594
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 1,590,456	[65]
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	300,940,594	Total Management Fee ($)#:	1,590,456
Total Number of Holdings:	108	Portfolio Turnover Rate (%):	41
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Top ten holdings
Johnson & Johnson	3.2%
McKesson Corp.	2.9%
Colgate-Palmolive Co.	2.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.7%
Roche Holding AG	2.7%
DBS Group Holdings Ltd.	2.4%
Microsoft Corp.	2.3%
IG Group Holdings PLC	2.2%
Koninklijke KPN N.V.	2.2%
CLP Holdings Ltd.	2.1%
Issuer country weightings
United States	52.4%
Japan	7.9%
Canada	6.2%
United Kingdom	4.7%
Singapore	4.2%
Netherlands	3.0%
Taiwan	2.7%
Switzerland	2.7%
Italy	2.6%
Other Countries	13.6%

Largest Holdings [Text Block]
Top ten holdings
Johnson & Johnson	3.2%
McKesson Corp.	2.9%
Colgate-Palmolive Co.	2.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.7%
Roche Holding AG	2.7%
DBS Group Holdings Ltd.	2.4%
Microsoft Corp.	2.3%
IG Group Holdings PLC	2.2%
Koninklijke KPN N.V.	2.2%
CLP Holdings Ltd.	2.1%

C000132024 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low Volatility GlobalEquity Fund
Class Name	Class C
Trading Symbol	MVGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$184	1.74%

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class C shares of the MFS Low Volatility Global Equity Fund (fund) provided a total return of 11.14%, at net asset value. This compares with a return of 22.35% for the fund’s benchmark, the MSCI All Country World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI All Country World Index:
    Stock selection within both the health care and communication services sectors benefited the fund's relative performance.
  Top detractors from performance relative to the MSCI All Country World Index:
    Stock selection and an underweight position in the information technology sector held back relative returns.
    The fund's overweight position and stock selection in the consumer staples sector also weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	11.14%	7.69%	8.48%
C with CDSC (1% for 12 months)×	10.14%	7.69%	8.48%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.35%	10.88%	12.58%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 300,940,594
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 1,590,456	[66]
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	300,940,594	Total Management Fee ($)#:	1,590,456
Total Number of Holdings:	108	Portfolio Turnover Rate (%):	41
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Top ten holdings
Johnson & Johnson	3.2%
McKesson Corp.	2.9%
Colgate-Palmolive Co.	2.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.7%
Roche Holding AG	2.7%
DBS Group Holdings Ltd.	2.4%
Microsoft Corp.	2.3%
IG Group Holdings PLC	2.2%
Koninklijke KPN N.V.	2.2%
CLP Holdings Ltd.	2.1%
Issuer country weightings
United States	52.4%
Japan	7.9%
Canada	6.2%
United Kingdom	4.7%
Singapore	4.2%
Netherlands	3.0%
Taiwan	2.7%
Switzerland	2.7%
Italy	2.6%
Other Countries	13.6%

Largest Holdings [Text Block]
Top ten holdings
Johnson & Johnson	3.2%
McKesson Corp.	2.9%
Colgate-Palmolive Co.	2.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.7%
Roche Holding AG	2.7%
DBS Group Holdings Ltd.	2.4%
Microsoft Corp.	2.3%
IG Group Holdings PLC	2.2%
Koninklijke KPN N.V.	2.2%
CLP Holdings Ltd.	2.1%

C000132025 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low Volatility GlobalEquity Fund
Class Name	Class I
Trading Symbol	MVGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$79	0.74%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class I shares of the MFS Low Volatility Global Equity Fund (fund) provided a total return of 12.26%, at net asset value. This compares with a return of 22.35% for the fund’s benchmark, the MSCI All Country World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI All Country World Index:
    Stock selection within both the health care and communication services sectors benefited the fund's relative performance.
  Top detractors from performance relative to the MSCI All Country World Index:
    Stock selection and an underweight position in the information technology sector held back relative returns.
    The fund's overweight position and stock selection in the consumer staples sector also weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	12.26%	8.77%	9.56%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.35%	10.88%	12.58%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 300,940,594
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 1,590,456	[67]
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	300,940,594	Total Management Fee ($)#:	1,590,456
Total Number of Holdings:	108	Portfolio Turnover Rate (%):	41
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Top ten holdings
Johnson & Johnson	3.2%
McKesson Corp.	2.9%
Colgate-Palmolive Co.	2.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.7%
Roche Holding AG	2.7%
DBS Group Holdings Ltd.	2.4%
Microsoft Corp.	2.3%
IG Group Holdings PLC	2.2%
Koninklijke KPN N.V.	2.2%
CLP Holdings Ltd.	2.1%
Issuer country weightings
United States	52.4%
Japan	7.9%
Canada	6.2%
United Kingdom	4.7%
Singapore	4.2%
Netherlands	3.0%
Taiwan	2.7%
Switzerland	2.7%
Italy	2.6%
Other Countries	13.6%

Largest Holdings [Text Block]
Top ten holdings
Johnson & Johnson	3.2%
McKesson Corp.	2.9%
Colgate-Palmolive Co.	2.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.7%
Roche Holding AG	2.7%
DBS Group Holdings Ltd.	2.4%
Microsoft Corp.	2.3%
IG Group Holdings PLC	2.2%
Koninklijke KPN N.V.	2.2%
CLP Holdings Ltd.	2.1%

C000132026 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low Volatility GlobalEquity Fund
Class Name	Class R1
Trading Symbol	MVGJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$184	1.74%

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R1 shares of the MFS Low Volatility Global Equity Fund (fund) provided a total return of 11.21%, at net asset value. This compares with a return of 22.35% for the fund’s benchmark, the MSCI All Country World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI All Country World Index:
    Stock selection within both the health care and communication services sectors benefited the fund's relative performance.
  Top detractors from performance relative to the MSCI All Country World Index:
    Stock selection and an underweight position in the information technology sector held back relative returns.
    The fund's overweight position and stock selection in the consumer staples sector also weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	11.21%	7.70%	8.48%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.35%	10.88%	12.58%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 300,940,594
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 1,590,456	[68]
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	300,940,594	Total Management Fee ($)#:	1,590,456
Total Number of Holdings:	108	Portfolio Turnover Rate (%):	41
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Top ten holdings
Johnson & Johnson	3.2%
McKesson Corp.	2.9%
Colgate-Palmolive Co.	2.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.7%
Roche Holding AG	2.7%
DBS Group Holdings Ltd.	2.4%
Microsoft Corp.	2.3%
IG Group Holdings PLC	2.2%
Koninklijke KPN N.V.	2.2%
CLP Holdings Ltd.	2.1%
Issuer country weightings
United States	52.4%
Japan	7.9%
Canada	6.2%
United Kingdom	4.7%
Singapore	4.2%
Netherlands	3.0%
Taiwan	2.7%
Switzerland	2.7%
Italy	2.6%
Other Countries	13.6%

Largest Holdings [Text Block]
Top ten holdings
Johnson & Johnson	3.2%
McKesson Corp.	2.9%
Colgate-Palmolive Co.	2.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.7%
Roche Holding AG	2.7%
DBS Group Holdings Ltd.	2.4%
Microsoft Corp.	2.3%
IG Group Holdings PLC	2.2%
Koninklijke KPN N.V.	2.2%
CLP Holdings Ltd.	2.1%

C000132027 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low Volatility GlobalEquity Fund
Class Name	Class R2
Trading Symbol	MVGKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$131	1.24%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R2 shares of the MFS Low Volatility Global Equity Fund (fund) provided a total return of 11.74%, at net asset value. This compares with a return of 22.35% for the fund’s benchmark, the MSCI All Country World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI All Country World Index:
    Stock selection within both the health care and communication services sectors benefited the fund's relative performance.
  Top detractors from performance relative to the MSCI All Country World Index:
    Stock selection and an underweight position in the information technology sector held back relative returns.
    The fund's overweight position and stock selection in the consumer staples sector also weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	11.74%	8.24%	9.01%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.35%	10.88%	12.58%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 300,940,594
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 1,590,456	[69]
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	300,940,594	Total Management Fee ($)#:	1,590,456
Total Number of Holdings:	108	Portfolio Turnover Rate (%):	41
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Top ten holdings
Johnson & Johnson	3.2%
McKesson Corp.	2.9%
Colgate-Palmolive Co.	2.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.7%
Roche Holding AG	2.7%
DBS Group Holdings Ltd.	2.4%
Microsoft Corp.	2.3%
IG Group Holdings PLC	2.2%
Koninklijke KPN N.V.	2.2%
CLP Holdings Ltd.	2.1%
Issuer country weightings
United States	52.4%
Japan	7.9%
Canada	6.2%
United Kingdom	4.7%
Singapore	4.2%
Netherlands	3.0%
Taiwan	2.7%
Switzerland	2.7%
Italy	2.6%
Other Countries	13.6%

Largest Holdings [Text Block]
Top ten holdings
Johnson & Johnson	3.2%
McKesson Corp.	2.9%
Colgate-Palmolive Co.	2.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.7%
Roche Holding AG	2.7%
DBS Group Holdings Ltd.	2.4%
Microsoft Corp.	2.3%
IG Group Holdings PLC	2.2%
Koninklijke KPN N.V.	2.2%
CLP Holdings Ltd.	2.1%

C000132028 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low Volatility GlobalEquity Fund
Class Name	Class R3
Trading Symbol	MVGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$105	0.99%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R3 shares of the MFS Low Volatility Global Equity Fund (fund) provided a total return of 12.02%, at net asset value. This compares with a return of 22.35% for the fund’s benchmark, the MSCI All Country World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI All Country World Index:
    Stock selection within both the health care and communication services sectors benefited the fund's relative performance.
  Top detractors from performance relative to the MSCI All Country World Index:
    Stock selection and an underweight position in the information technology sector held back relative returns.
    The fund's overweight position and stock selection in the consumer staples sector also weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	12.02%	8.51%	9.29%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.35%	10.88%	12.58%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 300,940,594
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 1,590,456	[70]
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	300,940,594	Total Management Fee ($)#:	1,590,456
Total Number of Holdings:	108	Portfolio Turnover Rate (%):	41
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Top ten holdings
Johnson & Johnson	3.2%
McKesson Corp.	2.9%
Colgate-Palmolive Co.	2.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.7%
Roche Holding AG	2.7%
DBS Group Holdings Ltd.	2.4%
Microsoft Corp.	2.3%
IG Group Holdings PLC	2.2%
Koninklijke KPN N.V.	2.2%
CLP Holdings Ltd.	2.1%
Issuer country weightings
United States	52.4%
Japan	7.9%
Canada	6.2%
United Kingdom	4.7%
Singapore	4.2%
Netherlands	3.0%
Taiwan	2.7%
Switzerland	2.7%
Italy	2.6%
Other Countries	13.6%

Largest Holdings [Text Block]
Top ten holdings
Johnson & Johnson	3.2%
McKesson Corp.	2.9%
Colgate-Palmolive Co.	2.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.7%
Roche Holding AG	2.7%
DBS Group Holdings Ltd.	2.4%
Microsoft Corp.	2.3%
IG Group Holdings PLC	2.2%
Koninklijke KPN N.V.	2.2%
CLP Holdings Ltd.	2.1%

C000132029 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low Volatility GlobalEquity Fund
Class Name	Class R4
Trading Symbol	MVGMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$79	0.74%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R4 shares of the MFS Low Volatility Global Equity Fund (fund) provided a total return of 12.32%, at net asset value. This compares with a return of 22.35% for the fund’s benchmark, the MSCI All Country World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI All Country World Index:
    Stock selection within both the health care and communication services sectors benefited the fund's relative performance.
  Top detractors from performance relative to the MSCI All Country World Index:
    Stock selection and an underweight position in the information technology sector held back relative returns.
    The fund's overweight position and stock selection in the consumer staples sector also weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	12.32%	8.78%	9.56%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.35%	10.88%	12.58%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 300,940,594
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 1,590,456	[71]
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	300,940,594	Total Management Fee ($)#:	1,590,456
Total Number of Holdings:	108	Portfolio Turnover Rate (%):	41
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Top ten holdings
Johnson & Johnson	3.2%
McKesson Corp.	2.9%
Colgate-Palmolive Co.	2.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.7%
Roche Holding AG	2.7%
DBS Group Holdings Ltd.	2.4%
Microsoft Corp.	2.3%
IG Group Holdings PLC	2.2%
Koninklijke KPN N.V.	2.2%
CLP Holdings Ltd.	2.1%
Issuer country weightings
United States	52.4%
Japan	7.9%
Canada	6.2%
United Kingdom	4.7%
Singapore	4.2%
Netherlands	3.0%
Taiwan	2.7%
Switzerland	2.7%
Italy	2.6%
Other Countries	13.6%

Largest Holdings [Text Block]
Top ten holdings
Johnson & Johnson	3.2%
McKesson Corp.	2.9%
Colgate-Palmolive Co.	2.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.7%
Roche Holding AG	2.7%
DBS Group Holdings Ltd.	2.4%
Microsoft Corp.	2.3%
IG Group Holdings PLC	2.2%
Koninklijke KPN N.V.	2.2%
CLP Holdings Ltd.	2.1%

C000132030 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low Volatility GlobalEquity Fund
Class Name	Class R6
Trading Symbol	MVGNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$70	0.66%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R6 shares of the MFS Low Volatility Global Equity Fund (fund) provided a total return of 12.37%, at net asset value. This compares with a return of 22.35% for the fund’s benchmark, the MSCI All Country World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI All Country World Index:
    Stock selection within both the health care and communication services sectors benefited the fund's relative performance.
  Top detractors from performance relative to the MSCI All Country World Index:
    Stock selection and an underweight position in the information technology sector held back relative returns.
    The fund's overweight position and stock selection in the consumer staples sector also weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	12.37%	8.87%	9.64%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.35%	10.88%	12.58%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 300,940,594
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 1,590,456	[72]
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	300,940,594	Total Management Fee ($)#:	1,590,456
Total Number of Holdings:	108	Portfolio Turnover Rate (%):	41
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Top ten holdings
Johnson & Johnson	3.2%
McKesson Corp.	2.9%
Colgate-Palmolive Co.	2.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.7%
Roche Holding AG	2.7%
DBS Group Holdings Ltd.	2.4%
Microsoft Corp.	2.3%
IG Group Holdings PLC	2.2%
Koninklijke KPN N.V.	2.2%
CLP Holdings Ltd.	2.1%
Issuer country weightings
United States	52.4%
Japan	7.9%
Canada	6.2%
United Kingdom	4.7%
Singapore	4.2%
Netherlands	3.0%
Taiwan	2.7%
Switzerland	2.7%
Italy	2.6%
Other Countries	13.6%

Largest Holdings [Text Block]
Top ten holdings
Johnson & Johnson	3.2%
McKesson Corp.	2.9%
Colgate-Palmolive Co.	2.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.7%
Roche Holding AG	2.7%
DBS Group Holdings Ltd.	2.4%
Microsoft Corp.	2.3%
IG Group Holdings PLC	2.2%
Koninklijke KPN N.V.	2.2%
CLP Holdings Ltd.	2.1%

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